August 31, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Northwestern Mutual Variable Life Account

    EDGAR CIK No. 0000742277; File No. 811-3989

    Northwestern Mutual Variable Life Account II

    EDGAR CIK No. 0001359314; File No. 811-21933

Dear Sir or Madam:

On behalf of Northwestern Mutual Life Insurance Company and Northwestern Mutual Variable Life Account and Account II, (“Registrants” or the “Accounts”) we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “1940 Act”), that the Accounts’ semi-annual report for the period ending June 30, 2017 has been transmitted to policy owners as required by Rule 30e-2 under the 1940 Act.

The following annual reports were filed with the Commission via EDGAR on the date indicated below and are incorporated herein by reference:

Underlying Investment Company	CIK No.	Date Filed	Registration No.
Northwestern Mutual Series Fund, Inc.	0000742212	08/30/2018	811-03990
Fidelity VIP Mid Cap Portfolio	0000927384	08/21/2018	811-07205
Fidelity VIP Contrafund Portfolio	0000831016	08/21/2018	811-05511
Neuberger Berman Socially Responsive Portfolio	0000736913	08/22/2018	811-04255
Russell Investment Funds	0000824036	08/22/2018	811-05371
Credit Suisse Trust Commodity Return Strategy Portfolio	0000941568	08/24/2018	811-07261

Some of the investment companies above (or series thereof) may not be available under every policy offered by a Registrant.

This filing will also include any other materials required to be filed, if any.

Please direct any questions or comments regarding this filing to the undersigned at 414-665-2418.

Sincerely,

/s/ Barbara Courtney

Barbara Courtney

Director – Mutual Fund Accounting

GO PAPERLESS!
See inside cover for details.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

Variable Life

SEMI-ANNUAL REPORTS

June 30, 2018

Northwestern Mutual Variable Life Account
Northwestern Mutual Variable Life Account II

Optimized to contain one or more of the following:*

Northwestern Mutual Series Fund, Inc.
Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Contrafund® Portfolio Service Class 2
Neuberger Berman AMT Sustainable Equity Portfolio
Russell Investment Funds
Russell Investment Funds – LifePoints® Variable Target Portfolio Series
Credit Suisse Trust Commodity Return Strategy Portfolio

*See Table of Contents for more information and a list of Prospectus supplements and/or shareholder documents, if any, included herein.

www.northwesternmutual.com
90-1899 (0786) (REV 0818)

Northwestern Mutual®

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How to get more information

Information on the Internet: www.northwesternmutual.com

To obtain current performance information and information about Northwestern Mutual, visit us on our website. You can also visit us at our customer service section from our website for information on policy values and current fund performance. This site also allows you to view past confirmation and policy statements, as well as transfer funds online. To sign up for this service please call 1-866-424-2609 between 7:00 a.m. – 6:00 p.m. Central Time Monday – Friday. Your Northwestern Mutual Financial Representative is also available to answer any questions you have about your variable life insurance policy or any of our products.

For inforce policy service on Variable CompLife and Variable Whole Life, please call 1-866-424-2609, between 7:00 a.m. – 6:00 p.m. Central Time Monday – Friday.

For inforce policy service on Variable Executive Life, Variable Joint Life, Custom Variable Universal Life, Executive Variable Universal Life, and Survivorship Variable Universal Life, please call 1-866-464-3800, between 7:30 a.m. – 5:00 p.m. Central Time Monday – Friday.

Contents

Northwestern Mutual Series Fund, Inc. - Semi-Annual Report	217 pages

Fidelity® VIP Mid Cap Portfolio - Semi-Annual Report	24 pages

(This report follows the end of the Northwestern Mutual Series Fund, Inc.)

Fidelity® VIP Contrafund® Portfolio - Semi-Annual Report	22 pages

(This report follows the end of the Fidelity® VIP Mid Cap Portfolio)

Neuberger Berman AMT Sustainable Equity Portfolio - Semi-Annual Report	22 pages

(This report follows the end of the Fidelity® VIP Contrafund® Portfolio)

Russell Investment Funds - Semi-Annual Report	172 pages

(This report follows the end of the Neuberger Berman AMT Sustainable Equity Portfolio)

Russell Investment Funds - LifePoints® Variable Target Portfolio Series - Semi-Annual Report	100 pages

(This report follows the end of the Russell Investment Funds)

Credit Suisse Trust Commodity Return Strategy Portfolio - Semi-Annual Report	36 pages

(This report follows the end of the Russell Investment Funds - LifePoints® Variable Target Portfolio Series)

Northwestern Mutual Variable Life Account Financial Statements	35 pages

Northwestern Mutual Variable Life Account II Financial Statements	34 pages

Prospectus Supplements and Shareholder Notices	7 pages

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance information visit www.northwesternmutual.com.

Annual Report December 31, 2017

Northwestern Mutual Variable Life Account

Financial Statements

Northwestern Mutual Variable Life Account

Financial Statements

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2017

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$455,209	$191,957	$282,894	$12,486	$1,445,505
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	9	4	-	-	111

Total Assets	455,218	191,961	282,894	12,486	1,445,616

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	60	13	-

Total Liabilities	-	-	60	13	-

Total Net Assets	$455,218	$191,961	$282,834	$12,473	$1,445,616

Net Assets:
Variable Life Policies Issued Before October 11,1995
Policyowners’ Equity	$39,034	$11,983	$30,020	$551	$191,567
Northwestern Mutual Equity	375	92	345	6	1,541
Variable CompLife Policies Issued Between October 11,1995 and December 31, 2008 (2)
Policyowners’ Equity	392,208	157,544	237,136	11,198	1,155,355
Northwestern Mutual Equity	6,230	2,784	3,874	162	17,100
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	7,862	5,118	5,620	376	26,088
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	9,509	14,440	5,839	180	53,965

Total Net Assets	$455,218	$191,961	$282,834	$12,473	$1,445,616

(1) Investments, at cost	$339,716	$152,634	$184,417	$11,321	$863,229
Mutual Fund Shares Held	150,036	70,807	144,555	10,361	293,384
(2) Accumulation Unit Value	$5.259578	$4.983314	$3.831001	$2.060897	$6.124794
Units Outstanding	75,757	32,173	62,915	5,512	191,428
(3) Accumulation Unit Value	$73.551913	$53.438372	$53.073917	$17.855817	$142.286114
Units Outstanding	107	96	106	21	183
(4) Accumulation Unit Value	$73.551913	$53.438372	$53.073917	$17.855817	$142.286114
Units Outstanding	129	270	110	10	379

The Accompanying Notes are an Integral Part of the Financial Statements.	1

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2017

(in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$13,498	$217,701	$135,813	$501,677	$358,196
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	11	19	18	-

Total Assets	13,498	217,712	135,832	501,695	358,196

Liabilities:
Due to Northwestern Mutual Life Insurance Company	1	-	-	-	53

Total Liabilities	1	-	-	-	53

Total Net Assets	$13,497	$217,712	$135,832	$501,695	$358,143

Net Assets:
Variable Life Policies Issued Before October 11,1995
Policyowners’ Equity	$946	$19,517	$11,622	$67,648	$17,977
Northwestern Mutual Equity	10	168	108	763	148
Variable CompLife Policies Issued Between October 11,1995 and December 31, 2008 (2)
Policyowners’ Equity	11,992	181,994	113,900	412,837	313,031
Northwestern Mutual Equity	171	3,286	1,899	6,694	4,875
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	-	5,469	3,437	5,891	10,458
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	378	7,278	4,866	7,862	11,654

Total Net Assets	$13,497	$217,712	$135,832	$501,695	$358,143

(1) Investments, at cost	$13,230	$139,055	$100,218	$436,766	$267,764
Mutual Fund Shares Held	12,711	129,816	72,822	145,119	169,841
(2) Accumulation Unit Value	$2.004205	$2.768059	$3.287847	$4.446849	$5.132177
Units Outstanding	6,069	66,937	35,221	94,345	61,949
(3) Accumulation Unit Value	$17.086312	$29.996128	$35.257091	$125.441587	$59.411237
Units Outstanding	-	182	97	47	176
(4) Accumulation Unit Value	$17.086312	$29.996128	$35.257091	$125.441587	$59.411237
Units Outstanding	22	243	138	63	196

2	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2017

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$78,433	$305,358	$38,651	$211,612	$110,005
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	7	-	8	25	-

Total Assets	78,440	305,358	38,659	211,637	110,005

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	7	-	-	5

Total Liabilities	-	7	-	-	5

Total Net Assets	$78,440	$305,351	$38,659	$211,637	$110,000

Net Assets:
Variable Life Policies Issued Before October 11,1995
Policyowners’ Equity	$5,665	$13,724	$3,244	$16,464	$5,392
Northwestern Mutual Equity	46	117	28	137	55
Variable CompLife Policies Issued Between October 11,1995 and December 31, 2008 (2)
Policyowners’ Equity	67,496	273,584	32,193	182,307	95,041
Northwestern Mutual Equity	1,154	4,616	469	3,221	1,789
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	1,501	4,945	1,348	2,396	3,663
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	2,578	8,365	1,377	7,112	4,060

Total Net Assets	$78,440	$305,351	$38,659	$211,637	$110,000

(1) Investments, at cost	$62,094	$216,160	$33,924	$155,113	$90,771
Mutual Fund Shares Held	42,789	106,175	26,656	83,476	69,055
(2) Accumulation Unit Value	$4.080949	$4.909491	$2.178475	$4.400993	$2.232113
Units Outstanding	16,827	56,670	14,993	42,159	43,382
(3) Accumulation Unit Value	$43.762109	$65.129570	$24.532713	$47.690780	$24.188049
Units Outstanding	34	76	55	50	151
(4) Accumulation Unit Value	$43.762109	$65.129570	$24.532713	$47.690780	$24.188049
Units Outstanding	59	128	56	149	168

The Accompanying Notes are an Integral Part of the Financial Statements.	3

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2017

(in thousands, except accumulation unit values)

				Government
	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$39,038	$598,167	$62,865	$148,587	$22,481
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	9	-	6	-	8

Total Assets	39,047	598,167	62,871	148,587	22,489

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	34	-	536	-

Total Liabilities	-	34	-	737	-

Total Net Assets	$39,047	$598,133	$62,871	$147,850	$22,489

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$2,301	$69,659	$3,304	$11,570	$1,894
Northwestern Mutual Equity	32	820	37	180	13
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	33,028	491,844	53,481	114,064	16,183
Northwestern Mutual Equity	514	8,524	831	3,155	240
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	1,710	11,053	1,865	11,090	885
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	1,462	16,233	3,353	7,791	3,274

Total Net Assets	$39,047	$598,133	$62,871	$147,850	$22,489

(1) Investments, at cost	$33,947	$545,649	$55,003	$148,587	$22,537
Mutual Fund Shares Held	37,609	312,359	56,891	148,587	21,763
(2) Accumulation Unit Value	$1.325886	$3.920448	$1.025080	$1.529296	$1.033965
Units Outstanding	25,296	127,630	52,984	76,648	15,883
(3) Accumulation Unit Value	$12.802534	$6.094491	$12.370178	$41.875417	$12.646732
Units Outstanding	134	1,814	151	270	70
(4) Accumulation Unit Value	$12.802534	$6.094491	$12.370178	$41.875417	$12.646732
Units Outstanding	115	2,664	271	186	259

4	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2017

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$251,713	$9,877	$10,493	$116,378	$40,377
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	41	3	-	-	4

Total Assets	251,754	9,880	10,493	116,378	40,381

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	11	-

Total Liabilities	-	-	-	11	-

Total Net Assets	$251,754	$9,880	$10,493	$116,367	$40,381

Net Assets:
Variable Life Policies Issued Before October 11,1995
Policyowners’ Equity	$23,604	$681	$618	$8,246	$2,235
Northwestern Mutual Equity	333	8	6	87	21
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	196,614	9,022	8,458	98,509	35,612
Northwestern Mutual Equity	3,684	149	133	1,653	599
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	16,708	20	437	5,324	380
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	10,811	-	841	2,548	1,534

Total Net Assets	$251,754	$9,880	$10,493	$116,367	$40,381

(1) Investments, at cost	$254,002	$10,379	$10,353	$109,085	$39,850
Mutual Fund Shares Held	200,249	9,163	9,420	156,002	36,908
(2) Accumulation Unit Value	$2.828365	$1.459300	$1.114216	$3.976385	$1.358433
Units Outstanding	70,817	6,283	7,712	25,188	26,657
(3) Accumulation Unit Value	$226.897252	$20.685508	$14.738894	$53.128855	$18.780164
Units Outstanding	74	1	30	100	20
(4) Accumulation Unit Value	$226.897252	$20.685508	$14.738894	$53.128855	$18.780164
Units Outstanding	48	-	57	48	82

The Accompanying Notes are an Integral Part of the Financial Statements.	5

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2017

(in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$375,040	$53,606	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	195,573	44,857	-
Neuberger Berman Advisers Management Trust	-	-	-	-	5,287
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	33	-	-	1	-

Total Assets	375,073	53,606	195,573	44,858	5,287

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	6	5	-	-

Total Liabilities	-	6	5	-	-

Total Net Assets	$375,073	$53,600	$195,568	$44,858	$5,287

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$173,228	$7,757	$16,504	$3,213	$323
Northwestern Mutual Equity	1,453	77	141	26	3
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	181,319	41,272	165,061	38,575	3,883
Northwestern Mutual Equity	3,485	776	2,961	583	70
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	8,170	1,143	4,115	754	276
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	7,418	2,575	6,786	1,707	732

Total Net Assets	$375,073	$53,600	$195,568	$44,858	$5,287

(1) Investments, at cost	$359,686	$49,819	$156,574	$38,936	$4,530
Mutual Fund Shares Held	254,265	44,412	5,175	1,211	206
(2) Accumulation Unit Value	$3.916267	$2.331046	$5.301232	$2.008049	$1.933853
Units Outstanding	47,189	18,039	31,699	19,501	2,044
(3) Accumulation Unit Value	$216.761163	$25.259678	$56.847028	$22.036922	$21.076980
Units Outstanding	38	45	72	34	13
(4) Accumulation Unit Value	$216.761163	$25.259678	$56.847028	$22.036922	$21.076980
Units Outstanding	34	102	119	77	35

6	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2017

(in thousands, except accumulation unit values)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division	Global Real Estate Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	230,552	110,477	141,488	86,177	179,127
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	3	-

Total Assets	230,552	110,477	141,488	86,180	179,127

Liabilities:
Due to Northwestern Mutual Life Insurance Company	43	18	16	-	32

Total Liabilities	43	18	16	-	32

Total Net Assets	$230,509	$110,459	$141,472	$86,180	$179,095

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$10,969	$6,610	$8,933	$6,003	$9,771
Northwestern Mutual Equity	90	54	98	95	99
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	195,250	94,997	118,115	64,177	155,166
Northwestern Mutual Equity	3,489	1,794	2,135	1,248	2,892
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	11,049	3,932	7,377	11,152	4,929
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	9,662	3,072	4,814	3,505	6,238

Total Net Assets	$230,509	$110,459	$141,472	$86,180	$179,095

(1) Investments, at cost	$195,159	$90,371	$123,426	$87,919	$176,827
Mutual Fund Shares Held	12,442	6,736	10,784	8,310	12,095
(2) Accumulation Unit Value	$2.161152	$2.978626	$2.035246	$2.300337	$4.771257
Units Outstanding	91,969	32,494	59,089	28,442	33,128
(3) Accumulation Unit Value	$24.418364	$34.518205	$22.466466	$24.895915	$51.568102
Units Outstanding	452	114	328	448	96
(4) Accumulation Unit Value	$24.418364	$34.518205	$22.466466	$24.895915	$51.568102
Units Outstanding	396	89	214	140	121

The Accompanying Notes are an Integral Part of the Financial Statements.	7

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2017

(in thousands, except accumulation unit values)

	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	6,961	22,494	22,135	13,333	-
Credit Suisse Trust	-	-	-	-	21,115
Due from Northwestern Mutual Life Insurance Company	-	1	4	-	7

Total Assets	6,961	22,495	22,139	13,333	21,122

Liabilities:
Due to Northwestern Mutual Life Insurance Company	1	-	-	3	-

Total Liabilities	1	-	-	3	-

Total Net Assets	$6,960	$22,495	$22,139	$13,330	$21,122

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$985	$5,575	$4,076	$1,758	$602
Northwestern Mutual Equity	8	58	38	15	6
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	5,834	16,205	17,354	10,449	18,162
Northwestern Mutual Equity	121	303	328	199	330
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	11	7	2	-	1,117
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	1	347	341	909	905

Total Net Assets	$6,960	$22,495	$22,139	$13,330	$21,122

(1) Investments, at cost	$6,752	$22,386	$20,825	$11,877	$25,654
Mutual Fund Shares Held	676	2,212	2,116	1,339	5,239
(2) Accumulation Unit Value	$1.353996	$1.439016	$1.495208	$1.554985	$5.372638
Units Outstanding	4,398	11,471	11,826	6,847	3,441
(3) Accumulation Unit Value	$16.557145	$16.545882	$16.029490	$15.218716	$5.017461
Units Outstanding	1	-	-	-	223
(4) Accumulation Unit Value	$16.557145	$16.545882	$16.029490	$15.218716	$5.017461
Units Outstanding	-	21	21	60	181

8	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Operations

For the Year Ended December 31, 2017

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$3,684	$1,223	$4,615	$104	$23,539
Expenses:
Mortality and expense risk charges	1,840	690	1,129	48	5,718
Taxes	19	5	14	-	90

Total expenses	1,859	695	1,143	48	5,808

Net investment income (loss)	1,825	528	3,472	56	17,731

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	8,809	2,611	6,417	164	28,442
Realized gain distribution	19,362	3,088	-	564	13,845

Realized gains (losses)	28,171	5,699	6,417	728	42,287

Change in unrealized appreciation/(depreciation) of investments during the period	59,092	40,771	46,331	1,130	193,671

Net increase (decrease) in net assets resulting from operations	$89,088	$46,998	$56,220	$1,914	$253,689

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$267	$3,359	$2,824	$1,159	$3,648
Expenses:
Mortality and expense risk charges	57	880	541	2,076	1,427
Taxes	-	9	5	32	9

Total expenses	57	889	546	2,108	1,436

Net investment income (loss)	210	2,470	2,278	(949)	2,212

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(114)	4,475	3,052	6,637	6,615
Realized gain distribution	533	5,009	6,007	-	19,438

Realized gains (losses)	419	9,484	9,059	6,637	26,053

Change in unrealized appreciation/(depreciation) of investments during the period	696	14,099	7,487	78,700	20,618

Net increase (decrease) in net assets resulting from operations	$1,325	$26,053	$18,824	$84,388	$48,883

The Accompanying Notes are an Integral Part of the Financial Statements.	9

Northwestern Mutual Variable Life Account

Statements of Operations

For the Year Ended December 31, 2017

(in thousands)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$1,109	$301	$648	$1,569	$1,292
Expenses:
Mortality and expense risk charges	328	1,221	146	867	407
Taxes	3	6	2	8	2

Total expenses	331	1,227	148	875	409

Net investment income (loss)	778	(926)	500	694	883

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,669	1,485	657	4,853	(834)
Realized gain distribution	2,681	3,111	1,195	10,551	-

Realized gains (losses)	5,350	4,596	1,852	15,404	(834)

Change in unrealized appreciation/(depreciation) of investments during the period	2,073	50,595	1,773	5,468	24,534

Net increase (decrease) in net assets resulting from operations	$8,201	$54,265	$4,125	$21,566	$24,583

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division

Income:
Dividend income	$566	$13,195	$485	$936	$287
Expenses:
Mortality and expense risk charges	134	2,417	213	617	85
Taxes	1	33	1	6	1

Total expenses	135	2,450	214	623	86

Net investment income (loss)	431	10,745	271	313	201

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	646	8,591	5	-	29
Realized gain distribution	-	-	-	1	-

Realized gains (losses)	646	8,591	5	1	29

Change in unrealized appreciation/(depreciation) of investments during the period	6,821	88,760	11,518	-	(26)

Net increase (decrease) in net assets resulting from operations	$7,898	$108,096	$11,794	$314	$204

10	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Operations

For the Year Ended December 31, 2017

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$5,186	$177	$71	$6,272	$1,449
Expenses:
Mortality and expense risk charges	1,008	43	41	484	160
Taxes	12	-	-	4	1

Total expenses	1,020	43	41	488	161

Net investment income (loss)	4,166	134	30	5,784	1,288

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	455	(183)	(15)	610	(159)
Realized gain distribution	3,358	363	30	-	-

Realized gains (losses)	3,813	180	15	610	(159)

Change in unrealized appreciation/(depreciation) of investments during the period	(249)	386	272	703	1,618

Net increase (decrease) in net assets resulting from operations	$7,730	$700	$317	$7,097	$2,747

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Income:
Dividend income	$7,949	$1,038	$892	$326	$27
Expenses:
Mortality and expense risk charges	1,635	210	772	179	20
Taxes	84	4	8	1	-

Total expenses	1,719	214	780	180	20

Net investment income (loss)	6,230	824	112	146	7

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(3,286)	742	746	1,215	238
Realized gain distribution	13,278	2,170	8,325	2,233	191

Realized gains (losses)	9,992	2,912	9,071	3,448	429

Change in unrealized appreciation/(depreciation) of investments during the period	22,907	2,897	24,016	4,354	412

Net increase (decrease) in net assets resulting from operations	$39,129	$6,633	$33,199	$7,948	$848

The Accompanying Notes are an Integral Part of the Financial Statements.	11

Northwestern Mutual Variable Life Account

Statements of Operations

For the Year Ended December 31, 2017

(in thousands)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division	Global Real Estate Division

Income:
Dividend income	$2,215	$184	$3,455	$1,171	$6,282
Expenses:
Mortality and expense risk charges	886	436	533	325	730
Taxes	5	3	4	3	5

Total expenses	891	439	537	328	735

Net investment income (loss)	1,324	(255)	2,918	843	5,547

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	5,129	965	(426)	106	(3,435)
Realized gain distribution	21,347	7,195	4,699	-	3,283

Realized gains (losses)	26,476	8,160	4,273	106	(152)

Change in unrealized appreciation/(depreciation) of investments during the period	12,183	6,712	20,702	2,024	13,204

Net increase (decrease) in net assets resulting from operations	$39,983	$14,617	$27,893	$2,973	$18,599

	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Income:
Dividend income	$137	$505	$650	$412	$1,839
Expenses:
Mortality and expense risk charges	27	96	91	51	82
Taxes	-	2	2	1	-

Total expenses	27	98	93	52	82

Net investment income (loss)	110	407	557	360	1,757

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(10)	75	407	161	(1,637)
Realized gain distribution	69	974	447	230	-

Realized gains (losses)	59	1,049	854	391	(1,637)

Change in unrealized appreciation/(depreciation) of investments during the period	351	814	1,449	1,127	106

Net increase (decrease) in net assets resulting from operations	$520	$2,270	$2,860	$1,878	$226

12	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Focused Appreciation Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$1,825	$1,620	$528	$(270)
Net realized gains (losses)	28,171	45,896	5,699	42,633
Net change in unrealized appreciation/(depreciation)	59,092	(40,014)	40,771	(34,783)

Net increase (decrease) in net assets resulting from operations	89,088	7,502	46,998	7,580

Policy Transactions:
Policy owners’ net payments	14,122	13,339	4,657	5,361
Policy loans, surrenders and death benefits	(19,169)	(20,322)	(8,218)	(6,701)
Mortality and other (net)	(8,079)	(7,996)	(3,177)	(2,967)
Transfers from other divisions or sponsor	52,007	37,564	31,248	24,168
Transfers to other divisions or sponsor	(54,330)	(41,210)	(25,934)	(19,714)

Net increase (decrease) in net assets resulting from contract transactions	(15,449)	(18,625)	(1,424)	147

Net increase (decrease) in net assets	73,639	(11,123)	45,574	7,727

Net Assets:
Beginning of period	381,579	392,702	146,387	138,660

End of period	$455,218	$381,579	$191,961	$146,387

Units issued during the period	5,874	6,637	4,444	6,972
Units redeemed during the period	(8,613)	(10,487)	(5,605)	(7,506)

Net units issued (redeemed) during period	(2,739)	(3,850)	(1,161)	(534)

	Large Cap Core Stock Division		Large Cap Blend Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$3,472	$3,943	$56	$58
Net realized gains (losses)	6,417	8,984	728	1,077
Net change in unrealized appreciation/(depreciation)	46,331	2,919	1,130	46

Net increase (decrease) in net assets resulting from operations	56,220	15,846	1,914	1,181

Policy Transactions:
Policy owners’ net payments	9,693	9,954	369	345
Policy loans, surrenders and death benefits	(11,940)	(11,141)	(527)	(391)
Mortality and other (net)	(5,310)	(5,363)	(189)	(178)
Transfers from other divisions or sponsor	17,187	20,931	2,987	2,340
Transfers to other divisions or sponsor	(17,449)	(24,288)	(1,663)	(2,649)

Net increase (decrease) in net assets resulting from contract transactions	(7,819)	(9,907)	977	(533)

Net increase (decrease) in net assets	48,401	5,939	2,891	648

Net Assets:
Beginning of period	234,433	228,494	9,582	8,934

End of period	$282,834	$234,433	$12,473	$9,582

Units issued during the period	4,939	6,930	1,486	1,262
Units redeemed during the period	(6,540)	(9,324)	(1,012)	(1,607)

Net units issued (redeemed) during period	(1,601)	(2,394)	474	(345)

The Accompanying Notes are an Integral Part of the Financial Statements.	13

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$17,731	$16,201	$210	$142
Net realized gains (losses)	42,287	39,325	419	958
Net change in unrealized appreciation/(depreciation)	193,671	68,263	696	477

Net increase (decrease) in net assets resulting from operations	253,689	123,789	1,325	1,577

Policy Transactions:
Policy owners’ net payments	39,146	40,344	518	375
Policy loans, surrenders and death benefits	(56,230)	(50,095)	(661)	(363)
Mortality and other (net)	(24,654)	(23,150)	(208)	(199)
Transfers from other divisions or sponsor	158,572	112,605	2,869	2,778
Transfers to other divisions or sponsor	(147,117)	(94,494)	(3,155)	(1,884)

Net increase (decrease) in net assets resulting from contract transactions	(30,283)	(14,790)	(637)	707

Net increase (decrease) in net assets	223,406	108,999	688	2,284

Net Assets:
Beginning of period	1,222,210	1,113,211	12,809	10,525

End of period	$1,445,616	$1,222,210	$13,497	$12,809

Units issued during the period	16,264	19,194	1,382	1,729
Units redeemed during the period	(20,332)	(21,574)	(1,581)	(1,316)

Net units issued (redeemed) during period	(4,068)	(2,380)	(199)	413

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$2,470	$2,756	$2,278	$1,792
Net realized gains (losses)	9,484	10,777	9,059	7,846
Net change in unrealized appreciation/(depreciation)	14,099	12,436	7,487	9,616

Net increase (decrease) in net assets resulting from operations	26,053	25,969	18,824	19,254

Policy Transactions:
Policy owners’ net payments	6,730	6,334	4,353	4,211
Policy loans, surrenders and death benefits	(9,757)	(8,607)	(5,009)	(5,023)
Mortality and other (net)	(3,780)	(3,989)	(2,334)	(2,223)
Transfers from other divisions or sponsor	27,917	20,732	38,396	32,123
Transfers to other divisions or sponsor	(33,174)	(20,380)	(40,748)	(35,200)

Net increase (decrease) in net assets resulting from contract transactions	(12,064)	(5,910)	(5,342)	(6,112)

Net increase (decrease) in net assets	13,989	20,059	13,482	13,142

Net Assets:
Beginning of period	203,723	183,664	122,350	109,208

End of period	$217,712	$203,723	$135,832	$122,350

Units issued during the period	6,339	10,501	4,806	5,663
Units redeemed during the period	(10,251)	(13,180)	(6,453)	(7,532)

Net units issued (redeemed) during period	(3,912)	(2,679)	(1,647)	(1,869)

14	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$(949)	$(1,159)	$2,212	$2,138
Net realized gains (losses)	6,637	37,735	26,053	26,650
Net change in unrealized appreciation/(depreciation)	78,700	(35,131)	20,618	25,003

Net increase (decrease) in net assets resulting from operations	84,388	1,445	48,883	53,791

Policy Transactions:
Policy owners’ net payments	17,576	18,624	9,483	8,562
Policy loans, surrenders and death benefits	(20,861)	(23,207)	(14,406)	(13,600)
Mortality and other (net)	(9,273)	(9,330)	(5,811)	(5,485)
Transfers from other divisions or sponsor	33,793	24,376	78,492	55,433
Transfers to other divisions or sponsor	(38,600)	(28,172)	(80,407)	(52,209)

Net increase (decrease) in net assets resulting from contract transactions	(17,365)	(17,709)	(12,649)	(7,299)

Net increase (decrease) in net assets	67,023	(16,264)	36,234	46,492

Net Assets:
Beginning of period	434,672	450,936	321,909	275,417

End of period	$501,695	$434,672	$358,143	$321,909

Units issued during the period	7,380	8,144	6,533	7,165
Units redeemed during the period	(10,834)	(11,901)	(8,817)	(9,075)

Net units issued (redeemed) during period	(3,454)	(3,757)	(2,284)	(1,910)

	Mid Cap Value Division		Small Cap Growth Stock Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$778	$814	$(926)	$(483)
Net realized gains (losses)	5,350	5,890	4,596	26,234
Net change in unrealized appreciation/(depreciation)	2,073	6,614	50,595	1,743

Net increase (decrease) in net assets resulting from operations	8,201	13,318	54,265	27,494

Policy Transactions:
Policy owners’ net payments	2,112	2,170	9,211	9,094
Policy loans, surrenders and death benefits	(3,530)	(2,529)	(13,306)	(11,476)
Mortality and other (net)	(1,407)	(1,345)	(5,072)	(4,708)
Transfers from other divisions or sponsor	14,442	13,090	34,943	31,343
Transfers to other divisions or sponsor	(15,864)	(7,681)	(37,523)	(35,160)

Net increase (decrease) in net assets resulting from contract transactions	(4,247)	3,705	(11,747)	(10,907)

Net increase (decrease) in net assets	3,954	17,023	42,518	16,587

Net Assets:
Beginning of period	74,486	57,463	262,833	246,246

End of period	$78,440	$74,486	$305,351	$262,833

Units issued during the period	2,539	3,487	4,953	6,249
Units redeemed during the period	(3,600)	(2,583)	(7,213)	(8,945)

Net units issued (redeemed) during period	(1,061)	904	(2,260)	(2,696)

The Accompanying Notes are an Integral Part of the Financial Statements.	15

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016

Operations:
Net investment income (loss)	$500	$37	$694	$855
Net realized gains (losses)	1,852	1,277	15,404	24,891
Net change in unrealized appreciation/(depreciation)	1,773	4,539	5,468	22,755

Net increase (decrease) in net assets resulting from operations	4,125	5,853	21,566	48,501

Policy Transactions:
Policy owners’ net payments	1,177	784	6,134	6,519
Policy loans, surrenders and death benefits	(1,052)	(979)	(9,568)	(7,329)
Mortality and other (net)	(587)	(454)	(3,527)	(3,374)
Transfers from other divisions or sponsor	20,664	11,375	14,289	16,178
Transfers to other divisions or sponsor	(16,216)	(6,862)	(17,189)	(17,444)

Net increase (decrease) in net assets resulting from contract transactions	3,986	3,864	(9,861)	(5,450)

Net increase (decrease) in net assets	8,111	9,717	11,705	43,051

Net Assets:
Beginning of period	30,548	20,831	199,932	156,881

End of period	$38,659	$30,548	$211,637	$199,932

Units issued during the period	5,491	4,422	4,279	5,511
Units redeemed during the period	(3,821)	(2,613)	(6,388)	(6,473)

Net units issued (redeemed) during period	1,670	1,809	(2,109)	(962)

	International Growth Division		Research International Core Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016

Operations:
Net investment income (loss)	$883	$630	$431	$347
Net realized gains (losses)	(834)	(1,804)	646	225
Net change in unrealized appreciation/(depreciation)	24,534	(2,196)	6,821	(925)

Net increase (decrease) in net assets resulting from operations	24,583	(3,370)	7,898	(353)

Policy Transactions:
Policy owners’ net payments	4,868	5,036	1,193	1,032
Policy loans, surrenders and death benefits	(5,220)	(4,066)	(1,709)	(1,874)
Mortality and other (net)	(1,874)	(1,638)	(558)	(402)
Transfers from other divisions or sponsor	32,206	17,106	28,660	12,781
Transfers to other divisions or sponsor	(28,132)	(18,406)	(22,992)	(9,133)

Net increase (decrease) in net assets resulting from contract transactions	1,848	(1,968)	4,594	2,404

Net increase (decrease) in net assets	26,431	(5,338)	12,492	2,051

Net Assets:
Beginning of period	83,569	88,907	26,555	24,504

End of period	$110,000	$83,569	$39,047	$26,555

Units issued during the period	8,345	9,794	9,549	5,981
Units redeemed during the period	(7,295)	(10,987)	(5,621)	(4,747)

Net units issued (redeemed) during period	1,050	(1,193)	3,928	1,234

16	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	International Equity Division		Emerging Markets Equity Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$10,745	$8,216	$271	$117
Net realized gains (losses)	8,591	9,794	5	(993)
Net change in unrealized appreciation/(depreciation)	88,760	(6,228)	11,518	3,939

Net increase (decrease) in net assets resulting from operations	108,096	11,782	11,794	3,063

Policy Transactions:
Policy owners’ net payments	22,619	24,636	1,988	1,803
Policy loans, surrenders and death benefits	(26,854)	(22,332)	(1,637)	(1,938)
Mortality and other (net)	(10,810)	(8,848)	(843)	(648)
Transfers from other divisions or sponsor	53,850	59,573	21,668	16,062
Transfers to other divisions or sponsor	(51,059)	(65,166)	(9,330)	(13,867)

Net increase (decrease) in net assets resulting from contract transactions	(12,254)	(12,137)	11,846	1,412

Net increase (decrease) in net assets	95,842	(355)	23,640	4,475

Net Assets:
Beginning of period	502,291	502,646	39,231	34,756

End of period	$598,133	$502,291	$62,871	$39,231

Units issued during the period	19,724	38,507	18,232	11,875
Units redeemed during the period	(22,314)	(41,698)	(7,276)	(9,272)

Net units issued (redeemed) during period	(2,590)	(3,191)	10,956	2,603

	Government Money Market Division		Short-Term Bond Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$313	$(433)	$201	$145
Net realized gains (losses)	1	13	29	48
Net change in unrealized appreciation/(depreciation)	-	-	(26)	15

Net increase (decrease) in net assets resulting from operations	314	(420)	204	208

Policy Transactions:
Policy owners’ net payments	50,425	54,758	813	78
Policy loans, surrenders and death benefits	(22,644)	(31,362)	(2,762)	(1,687)
Mortality and other (net)	(4,595)	(5,055)	(366)	(344)
Transfers from other divisions or sponsor	120,861	154,738	11,997	11,068
Transfers to other divisions or sponsor	(161,310)	(179,008)	(7,802)	(4,660)

Net increase (decrease) in net assets resulting from contract transactions	(17,263)	(5,929)	1,880	4,455

Net increase (decrease) in net assets	(16,949)	(6,349)	2,084	4,663

Net Assets:
Beginning of period	164,799	171,148	20,405	15,742

End of period	$147,850	$164,799	$22,489	$20,405

Units issued during the period	60,150	77,734	6,683	9,899
Units redeemed during the period	(66,766)	(73,697)	(6,977)	(5,931)

Net units issued (redeemed) during period	(6,616)	4,037	(294)	3,968

The Accompanying Notes are an Integral Part of the Financial Statements.	17

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$4,166	$3,885	$134	$154
Net realized gains (losses)	3,813	2,133	180	558
Net change in unrealized appreciation/(depreciation)	(249)	363	386	(813)

Net increase (decrease) in net assets resulting from operations	7,730	6,381	700	(101)

Policy Transactions:
Policy owners’ net payments	10,351	10,912	485	438
Policy loans, surrenders and death benefits	(13,959)	(15,616)	(542)	(884)
Mortality and other (net)	(4,602)	(5,078)	(192)	(220)
Transfers from other divisions or sponsor	142,616	182,005	3,781	6,064
Transfers to other divisions or sponsor	(139,500)	(172,683)	(3,946)	(3,804)

Net increase (decrease) in net assets resulting from contract transactions	(5,094)	(460)	(414)	1,594

Net increase (decrease) in net assets	2,636	5,921	286	1,493

Net Assets:
Beginning of period	249,118	243,197	9,594	8,101

End of period	$251,754	$249,118	$9,880	$9,594

Units issued during the period	10,246	12,286	2,897	4,016
Units redeemed during the period	(10,256)	(11,924)	(3,156)	(3,144)

Net units issued (redeemed) during period	(10)	362	(259)	872

	Inflation Protection Division		High Yield Bond Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$30	$71	$5,784	$5,264
Net realized gains (losses)	15	(262)	610	153
Net change in unrealized appreciation/(depreciation)	272	513	703	8,628

Net increase (decrease) in net assets resulting from operations	317	322	7,097	14,045

Policy Transactions:
Policy owners’ net payments	441	150	3,693	4,341
Policy loans, surrenders and death benefits	(573)	(705)	(5,620)	(5,641)
Mortality and other (net)	(173)	(172)	(2,200)	(2,257)
Transfers from other divisions or sponsor	6,417	5,144	26,064	23,577
Transfers to other divisions or sponsor	(4,923)	(3,727)	(23,509)	(24,137)

Net increase (decrease) in net assets resulting from contract transactions	1,189	690	(1,572)	(4,117)

Net increase (decrease) in net assets	1,506	1,012	5,525	9,928

Net Assets:
Beginning of period	8,987	7,975	110,842	100,914

End of period	$10,493	$8,987	$116,367	$110,842

Units issued during the period	2,968	3,083	3,295	3,750
Units redeemed during the period	(2,079)	(2,545)	(3,700)	(4,572)

Net units issued (redeemed) during period	889	538	(405)	(822)

18	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Multi-Sector Bond Division		Balanced Division
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$1,288	$1,267	$6,230	$6,076
Net realized gains (losses)	(159)	(342)	9,992	46
Net change in unrealized appreciation/(depreciation)	1,618	1,983	22,907	13,568

Net increase (decrease) in net assets resulting from operations	2,747	2,908	39,129	19,690

Policy Transactions:
Policy owners’ net payments	1,422	1,216	12,816	4,356
Policy loans, surrenders and death benefits	(2,784)	(1,364)	(16,343)	(15,351)
Mortality and other (net)	(674)	(622)	(8,474)	(8,464)
Transfers from other divisions or sponsor	11,111	10,354	85,933	72,413
Transfers to other divisions or sponsor	(4,418)	(7,061)	(85,391)	(70,276)

Net increase (decrease) in net assets resulting from contract transactions	4,657	2,523	(11,459)	(17,322)

Net increase (decrease) in net assets	7,404	5,431	27,670	2,368

Net Assets:
Beginning of period	32,977	27,546	347,403	345,035

End of period	$40,381	$32,977	$375,073	$347,403

Units issued during the period	8,081	7,965	4,803	5,471
Units redeemed during the period	(4,765)	(6,146)	(6,304)	(10,013)

Net units issued (redeemed) during period	3,316	1,819	(1,501)	(4,542)

	Asset Allocation Division		Fidelity VIP Mid Cap Division
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$824	$860	$112	$(181)
Net realized gains (losses)	2,912	2,660	9,071	10,023
Net change in unrealized appreciation/(depreciation)	2,897	(399)	24,016	7,801

Net increase (decrease) in net assets resulting from operations	6,633	3,121	33,199	17,643

Policy Transactions:
Policy owners’ net payments	2,103	1,924	6,627	6,876
Policy loans, surrenders and death benefits	(1,595)	(2,252)	(7,622)	(7,350)
Mortality and other (net)	(1,083)	(1,030)	(3,324)	(3,267)
Transfers from other divisions or sponsor	4,161	2,560	18,461	19,500
Transfers to other divisions or sponsor	(1,514)	(3,719)	(21,758)	(26,117)

Net increase (decrease) in net assets resulting from contract transactions	2,072	(2,517)	(7,616)	(10,358)

Net increase (decrease) in net assets	8,705	604	25,583	7,285

Net Assets:
Beginning of period	44,895	44,291	169,985	162,700

End of period	$53,600	$44,895	$195,568	$169,985

Units issued during the period	2,351	1,947	3,183	4,476
Units issued during the period	(1,802)	(2,799)	(4,373)	(6,304)

Net units issued (redeemed) during period	549	(852)	(1,190)	(1,828)

The Accompanying Notes are an Integral Part of the Financial Statements.	19

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Fidelity VIP Contrafund Division		Neuberger Berman AMT Socially Responsive Division
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$146	$71	$7	$15
Net realized gains (losses)	3,448	4,138	429	292
Net change in unrealized appreciation/(depreciation)	4,354	(1,716)	412	114

Net increase (decrease) in net assets resulting from operations	7,948	2,493	848	421

Policy Transactions:
Policy owners’ net payments	1,185	1,475	197	200
Policy loans, surrenders and death benefits	(1,923)	(1,701)	(127)	(124)
Mortality and other (net)	(721)	(680)	(86)	(80)
Transfers from other divisions or sponsor	7,393	8,026	1,543	1,270
Transfers to other divisions or sponsor	(7,235)	(10,959)	(1,975)	(1,314)

Net increase (decrease) in net assets resulting from contract transactions	(1,301)	(3,839)	(448)	(48)

Net increase (decrease) in net assets	6,647	(1,346)	400	373

Net Assets:
Beginning of period	38,211	39,557	4,887	4,514

End of period	$44,858	$38,211	$5,287	$4,887

Units issued during the period	3,439	3,690	397	437
Units redeemed during the period	(3,965)	(5,993)	(695)	(460)

Net units issued (redeemed) during period	(526)	(2,303)	(298)	(23)

	U.S. Strategic Equity Division		U.S. Small Cap Equity Division
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$1,324	$1,257	$(255)	$371
Net realized gains (losses)	26,476	18,857	8,160	(542)
Net change in unrealized appreciation/(depreciation)	12,183	(789)	6,712	15,792

Net increase (decrease) in net assets resulting from operations	39,983	19,325	14,617	15,621

Policy Transactions:
Policy owners’ net payments	6,438	6,896	3,902	3,857
Policy loans, surrenders and death benefits	(12,624)	(12,791)	(5,175)	(5,720)
Mortality and other (net)	(3,898)	(3,830)	(1,955)	(1,906)
Transfers from other divisions or sponsor	11,013	10,247	10,586	10,569
Transfers to other divisions or sponsor	(15,389)	(17,959)	(11,898)	(13,778)

Net increase (decrease) in net assets resulting from contract transactions	(14,460)	(17,437)	(4,540)	(6,978)

Net increase (decrease) in net assets	25,523	1,888	10,077	8,643

Net Assets:
Beginning of period	204,986	203,098	100,382	91,739

End of period	$230,509	$204,986	$110,459	$100,382

Units issued during the period	6,824	8,644	3,090	3,574
Units redeemed during the period	(13,296)	(17,757)	(4,483)	(6,134)

Net units issued (redeemed) during period	(6,472)	(9,113)	(1,393)	(2,560)

20	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	International Developed Markets Division		Strategic Bond Division
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$2,918	$3,229	$843	$1,078
Net realized gains (losses)	4,273	(995)	106	3,291
Net change in unrealized appreciation/(depreciation)	20,702	(62)	2,024	(2,027)

Net increase (decrease) in net assets resulting from operations	27,893	2,172	2,973	2,342

Policy Transactions:
Policy owners’ net payments	5,149	5,323	3,523	3,465
Policy loans, surrenders and death benefits	(6,448)	(6,474)	(5,976)	(4,549)
Mortality and other (net)	(2,462)	(2,267)	(1,706)	(1,877)
Transfers from other divisions or sponsor	20,376	16,995	29,681	42,958
Transfers to other divisions or sponsor	(19,187)	(17,268)	(28,628)	(41,602)

Net increase (decrease) in net assets resulting from contract transactions	(2,572)	(3,691)	(3,106)	(1,605)

Net increase (decrease) in net assets	25,321	(1,519)	(133)	737

Net Assets:
Beginning of period	116,151	117,670	86,313	85,576

End of period	$141,472	$116,151	$86,180	$86,313

Units issued during the period	8,086	8,155	5,623	9,358
Units redeemed during the period	(9,137)	(10,276)	(6,536)	(9,358)

Net units issued (redeemed) during period	(1,051)	(2,121)	(913)	—

	Global Real Estate Division		LifePoints Moderate Strategy Division
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$5,547	$7,069	$110	$162
Net realized gains (losses)	(152)	4,210	59	138
Net change in unrealized appreciation/(depreciation)	13,204	(6,864)	351	90

Net increase (decrease) in net assets resulting from operations	18,599	4,415	520	390

Policy Transactions:
Policy owners’ net payments	6,894	7,302	263	(714)
Policy loans, surrenders and death benefits	(8,987)	(10,023)	(178)	(392)
Mortality and other (net)	(3,193)	(3,457)	(120)	(108)
Transfers from other divisions or sponsor	22,200	25,224	1,327	2,870
Transfers to other divisions or sponsor	(25,065)	(26,974)	(27)	(127)

Net increase (decrease) in net assets resulting from contract transactions	(8,151)	(7,928)	1,265	1,529

Net increase (decrease) in net assets	10,448	(3,513)	1,785	1,919

Net Assets:
Beginning of period	168,647	172,160	5,175	3,256

End of period	$179,095	$168,647	$6,960	$5,175

Units issued during the period	3,595	4,868	1,076	3,351
Units redeemed during the period	(5,174)	(6,356)	(174)	(2,029)

Net units issued (redeemed) during period	(1,579)	(1,488)	902	1,322

The Accompanying Notes are an Integral Part of the Financial Statements.	21

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	LifePoints Balanced Strategy Division		LifePoints Growth Strategy Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$407	$518	$557	$468
Net realized gains (losses)	1,049	319	854	207
Net change in unrealized appreciation/(depreciation)	814	692	1,449	1,021

Net increase (decrease) in net assets resulting from operations	2,270	1,529	2,860	1,696

Policy Transactions:
Policy owners’ net payments	907	889	763	948
Policy loans, surrenders and death benefits	(515)	(904)	(1,120)	(971)
Mortality and other (net)	(478)	(430)	(394)	(446)
Transfers from other divisions or sponsor	2,852	2,457	2,181	717
Transfers to other divisions or sponsor	(1,311)	(2,277)	(1,710)	(1,421)

Net increase (decrease) in net assets resulting from contract transactions	1,455	(265)	(280)	(1,173)

Net increase (decrease) in net assets	3,725	1,264	2,580	523

Net Assets:
Beginning of period	18,770	17,506	19,559	19,036

End of period	$22,495	$18,770	$22,139	$19,559

Units issued during the period	2,297	2,206	2,013	1,411
Units redeemed during the period	(1,601)	(2,921)	(2,473)	(2,371)

Net units issued (redeemed) during period	696	(715)	(460)	(960)

	LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$360	$246	$1,757	$(69)
Net realized gains (losses)	391	53	(1,637)	(734)
Net change in unrealized appreciation/(depreciation)	1,127	678	106	2,669

Net increase (decrease) in net assets resulting from operations	1,878	977	226	1,866

Policy Transactions:
Policy owners’ net payments	498	106	1,149	1,168
Policy loans, surrenders and death benefits	(321)	(87)	(881)	(1,014)
Mortality and other (net)	(204)	(178)	(339)	(335)
Transfers from other divisions or sponsor	1,099	1,762	8,957	8,015
Transfers to other divisions or sponsor	(443)	(581)	(6,968)	(5,604)

Net increase (decrease) in net assets resulting from contract transactions	629	1,022	1,918	2,230

Net increase (decrease) in net assets	2,507	1,999	2,144	4,096

Net Assets:
Beginning of period	10,823	8,824	18,978	14,882

End of period	$13,330	$10,823	$21,122	$18,978

Units issued during the period	762	1,865	2,110	2,278
Units redeemed during the period	(705)	(1,015)	(1,759)	(1,843)

Net units issued (redeemed) during period	57	850	351	435

22	The Accompanying Notes are an Integral Part of these Financial Statements.

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2017

1.	Organization

Northwestern Mutual Variable Life Account (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or “sponsor”) used to fund variable life insurance policies (“the Policies”).

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Portfolios should be read in conjunction with the financial statements of the Divisions. Each Division of the account indirectly bears exposure to the market credit and liquidity risks of the Portfolio in which it invests.

New sales of the Policies which invest in the Account were discontinued for Variable CompLife, Variable Executive Life, and Variable Joint Life policies in 2008; Variable Life was discontinued in 1995. However, premium payments made by policyowners existing at that date will continue to be recorded by the Account.

On May 1, 2017, the following Divisions were renamed.

Prior Name

Russell Multi-Style Equity Division

Russell Aggressive Equity Division

Russell Non-U.S. Division

Russell Core Bond Division

Russell Global Real Estate Securities Division

Russell LifePoints Moderate Strategy Division

Russell LifePoints Balanced Strategy Division

Russell LifePoints Growth Strategy Division

Russell LifePoints Equity Growth Strategy Division

New Name

U.S. Strategic Equity Division

U.S. Small Cap Equity Division

International Developed Markets Division

Strategic Bond Division

Global Real Estate Securities Division

LifePoints Moderate Strategy Division

LifePoints Balanced Strategy Division

LifePoints Growth Strategy Division

LifePoints Equity Growth Strategy Division

2.	Significant Accounting Policies

A.

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.

Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2017, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 securities fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives. Level 2 securities fair value is determined by other significant observable inputs (including quoted prices for similar securities). Level 3 fair value is determined by significant unobservable inputs (including the Account’s own assumptions in determining fair value). There were no transfers between levels during the year. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

23

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2017

C.

Investment Income, Securities Transactions and Policy Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The Policies are eligible to receive policy dividends from Northwestern Mutual. Any dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.

Due to Participants – Upon notification of death of the policyowner, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification.

E.

Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The Policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. The Policies provide that a charge for taxes may be made against the assets of the Account. Currently, for Variable Life policies issued before October 11, 1995, Northwestern Mutual charges the Account at an annual rate of 0.05% of the Account’s net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Currently, for Variable CompLife policies issued on or after October 11, 1995, Variable Executive Life policies issued on or after March 2, 1998, and Variable Joint Life policies issued on or after December 10, 1998, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

F.

Premium Payments – For Variable Life and Variable CompLife policies, the Account is credited for the policyowners’ net annual premiums at the respective policy anniversary dates regardless of when policyowners actually pay their premiums. Northwestern Mutual’s equity represents any unpaid portion of net annual premiums.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2017 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$36,899	$31,147
Focused Appreciation	21,369	19,179
Large Cap Core Stock	15,044	19,396
Large Cap Blend	3,236	1,626
Index 500 Stock	92,946	91,668
Large Company Value	3,796	3,688
Domestic Equity	16,623	21,183
Equity Income	16,636	13,699
Mid Cap Growth Stock	18,103	37,619
Index 400 Stock	38,924	29,853
Mid Cap Value	10,700	11,488
Small Cap Growth Stock	14,576	24,105
Index 600 Stock	11,483	5,801
Small Cap Value	22,543	21,194
International Growth	13,360	10,599
Research International Core	9,853	4,810
International Equity	42,666	44,122
Emerging Markets Equity	16,806	4,685
Government Money Market	48,183	65,046

24

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2017

Division	Purchases	Sales
Short-Term Bond	8,661	6,583
Select Bond	30,296	27,819
Long-Term U.S. Government Bond	4,259	4,175
Inflation Protection	3,167	1,916
High Yield Bond	14,619	10,401
Multi-Sector Bond	10,887	4,942
Balanced	35,791	27,734
Asset Allocation	8,584	3,510
Fidelity VIP Mid Cap	18,052	17,210
Fidelity VIP Contrafund	7,683	6,602
Neuberger Berman AMT Socially Responsive	804	1,054
U.S. Strategic Equity	31,061	22,875
U.S. Small Cap Equity	12,499	10,118
International Developed Markets	18,205	13,121
Strategic Bond	10,379	12,619
Global Real Estate Securities	$17,505	$16,799
LifePoints Moderate Strategy	1,741	297
LifePoints Balanced Strategy	5,159	2,323
LifePoints Growth Strategy	4,149	3,426
LifePoints Equity Growth Strategy	2,136	914
Credit Suisse Trust Commodity Return Strategy	7,456	3,789

4.    Expenses and Related Party Transactions

A deduction for mortality and expense risks is paid to Northwestern Mutual. Mortality risk is the risk that insureds may not live as long as estimated. Expense risk is the risk that expenses of issuing and administering the Policies may exceed the estimated costs.

For Variable Life and Variable CompLife policies, the deduction is determined daily at an annual rate of 0.50% and 0.45%, respectively, of the net assets of the Account. These charges are reflected as a reduction in invested assets and are included in Mortality and other in the accompanying financial statements.

A deduction for the mortality and expense risks for Variable Executive Life policies is determined monthly at an annual rate of 0.48% of the amount invested in the Account for the Policy for the first ten Policy years, and 0.05% thereafter for policies with the Cash Value Amendment, or 0.03% thereafter for the policies without the Cash Value Amendment.

A deduction for the mortality and expense risks for Variable Joint Life policies is determined monthly at an annual rate of 0.00% of the amount invested in the Account. Additional Variable Joint Life mortality and expense risks deductions are determined annually and are paid to Northwestern Mutual for the first ten Policy years based on the age of the insured individuals at the time the policy was issued.

Additional mortality costs are deducted from the Policies annually for Variable Life and Variable CompLife policies, and monthly for Variable Executive Life and Variable Joint Life policies, and are paid to Northwestern Mutual to cover the cost of providing insurance protection. For Variable Life and Variable CompLife policies, this cost is actuarially calculated based upon the insured’s age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy. For Variable Executive Life and Variable Joint Life policies, the cost reflects expected mortality costs based upon actual experience.

25

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2017

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed minimum death benefit among other charges which are detailed in the Prospectus.

Mortality and expense risks deductions for Variable Executive Life and Variable Joint Life policies, as well as the noted additional mortality costs and other deductions for each of the products are reflected as a reduction in units and are included in Mortality and other in the accompanying financial statements.

5.	Subsequent Events

Effective May 1, 2018, the Neuberger Berman AMT Socially Responsive Division will be renamed to AMT Sustainable Equity Division.

26

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2017

6.	Financial Highlights

	As of the respective period end date:					For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)

Growth Stock
Year Ended 12/31/17	75,993	$5.259578	to	$73.551913	$455,218	0.86%	0.00% to 0.55%	23.59%	to	24.27%
Year Ended 12/31/16	78,732	4.251519	to	59.189518	381,579	0.87	0.00 to 0.55	1.91	to	2.47
Year Ended 12/31/15	82,582	4.167790	to	57.763945	392,702	0.74	0.00 to 0.55	5.43	to	6.01
Year Ended 12/31/14	85,738	3.949121	to	54.488126	386,925	0.59	0.00 to 0.55	8.43	to	9.02
Year Ended 12/31/13	88,857	3.638539	to	49.977915	368,165	0.68	0.00 to 0.55	35.12	to	35.86

Focused Appreciation
Year Ended 12/31/17	32,539	$4.983314	to	$53.438372	$191,961	0.72%	0.00% to 0.55%	32.89%	to	33.62%
Year Ended 12/31/16	33,700	3.746116	to	39.992151	146,387	0.24	0.00 to 0.55	5.30	to	5.87
Year Ended 12/31/15	34,234	3.554167	to	37.773111	138,660	0.00	0.00 to 0.55	13.02	to	13.64
Year Ended 12/31/14	34,391	3.141534	to	33.238141	122,795	0.02	0.00 to 0.55	8.84	to	9.43
Year Ended 12/31/13	35,292	2.883615	to	30.372615	116,386	0.48	0.00 to 0.55	28.30	to	29.01

Large Cap Core Stock
Year Ended 12/31/17	63,131	$3.831001	to	$53.073917	$282,834	1.76%	0.00% to 0.55%	24.19%	to	24.87%
Year Ended 12/31/16	64,732	3.081784	to	42.503832	234,433	2.16	0.00 to 0.55	6.98	to	7.57
Year Ended 12/31/15	67,126	2.877770	to	39.512372	228,494	2.14	0.00 to 0.55	(3.59)	to	(3.06)
Year Ended 12/31/14	69,294	2.981972	to	40.759702	244,043	1.49	0.00 to 0.55	7.97	to	8.56
Year Ended 12/31/13	71,653	2.759081	to	37.544148	233,882	1.15	0.00 to 0.55	27.88	to	28.58

Large Cap Blend
Year Ended 12/31/17	5,549	$2.060897	to	$17.855817	$12,473	0.92%	0.00% to 0.55%	18.38%	to	19.02%
Year Ended 12/31/16	5,069	1.739254	to	15.001832	9,582	1.06	0.00 to 0.55	13.36	to	13.99
Year Ended 12/31/15	5,414	1.532727	to	13.161232	8,934	0.93	0.00 to 0.55	(2.95)	to	(2.42)
Year Ended 12/31/14	4,680	1.577743	to	13.487127	8,192	0.04	0.00 to 0.55	11.96	to	12.58
Year Ended 12/31/13	3,877	1.407785	to	11.980322	6,157	0.99	0.00 to 0.55	30.14	to	30.86

Index 500 Stock
Year Ended 12/31/17	191,990	$6.124794	to	$142.286114	$1,445,616	1.76%	0.00% to 0.55%	20.85%	to	21.52%
Year Ended 12/31/16	196,058	5.062909	to	117.092375	1,222,210	1.85	0.00 to 0.55	11.12	to	11.73
Year Ended 12/31/15	198,438	4.551560	to	104.794845	1,113,211	1.70	0.00 to 0.55	0.62	to	1.17
Year Ended 12/31/14	200,831	4.519180	to	103.583087	1,122,395	1.60	0.00 to 0.55	12.84	to	13.46
Year Ended 12/31/13	203,612	4.001083	to	91.297175	1,008,802	1.82	0.00 to 0.55	31.33	to	32.05

Large Company Value
Year Ended 12/31/17	6,091	$2.004205	to	$17.086312	$13,497	2.00%	0.00% to 0.55%	10.49%	to	11.10%
Year Ended 12/31/16	6,290	1.812084	to	15.379433	12,809	1.71	0.00 to 0.55	14.73	to	15.36
Year Ended 12/31/15	5,877	1.577867	to	13.331635	10,525	1.62	0.00 to 0.55	(4.37)	to	(3.85)
Year Ended 12/31/14	6,169	1.648404	to	13.865219	11,466	0.00	0.00 to 0.55	12.41	to	13.03
Year Ended 12/31/13	4,244	1.464939	to	12.266796	7,585	1.75	0.00 to 0.55	30.57	to	31.29

Domestic Equity
Year Ended 12/31/17	67,362	$2.768059	to	$29.996128	$217,712	1.62%	0.00% to 0.55%	13.16%	to	13.78%
Year Ended 12/31/16	71,274	2.443831	to	26.364364	203,723	1.86	0.00 to 0.55	14.35	to	14.98
Year Ended 12/31/15	73,953	2.135000	to	22.929503	183,664	1.82	0.00 to 0.55	(0.64)	to	(0.09)
Year Ended 12/31/14	76,044	2.146602	to	22.950784	190,774	1.70	0.00 to 0.55	13.25	to	13.87
Year Ended 12/31/13	77,733	1.893569	to	20.154766	172,457	1.68	0.00 to 0.55	33.29	to	34.03

Equity Income
Year Ended 12/31/17	35,456	$3.287847	to	$35.257091	$135,832	2.20%	0.00% to 0.55%	15.61%	to	16.24%
Year Ended 12/31/16	37,103	2.841098	to	30.330455	122,350	2.03	0.00 to 0.55	18.52	to	19.17
Year Ended 12/31/15	38,972	2.394831	to	25.451821	109,208	1.69	0.00 to 0.55	(7.25)	to	(6.74)
Year Ended 12/31/14	40,696	2.579506	to	27.291728	123,149	1.23	0.00 to 0.55	6.84	to	7.43
Year Ended 12/31/13	41,567	2.411872	to	25.403806	118,079	1.36	0.00 to 0.55	29.23	to	29.94

(1)

Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

27

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2017

	As of the respective period end date:					For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)

Mid Cap Growth Stock
Year Ended 12/31/17	94,455	$4.446849	to	$125.441587	$501,695	0.25%	0.00% to 0.55%	19.63%	to	20.29%
Year Ended 12/31/16	97,909	3.713373	to	104.283373	434,672	0.19	0.00 to 0.55	0.28	to	0.83
Year Ended 12/31/15	101,666	3.699378	to	103.425002	450,936	0.04	0.00 to 0.55	0.16	to	0.71
Year Ended 12/31/14	104,691	3.689747	to	102.693582	465,306	0.36	0.00 to 0.55	7.90	to	8.49
Year Ended 12/31/13	108,936	3.416219	to	94.654719	448,921	0.31	0.00 to 0.55	24.85	to	25.53

Index 400 Stock
Year Ended 12/31/17	62,321	$5.132177	to	$59.411237	$358,143	1.07%	0.00% to 0.55%	15.33%	to	15.96%
Year Ended 12/31/16	64,605	4.445732	to	51.235085	321,909	1.15	0.00 to 0.55	19.72	to	20.38
Year Ended 12/31/15	66,515	3.709654	to	42.560713	275,417	1.08	0.00 to 0.55	(2.92)	to	(2.38)
Year Ended 12/31/14	68,204	3.817251	to	43.598907	290,596	0.98	0.00 to 0.55	8.82	to	9.42
Year Ended 12/31/13	71,379	3.504450	to	39.846886	279,413	1.06	0.00 to 0.55	32.44	to	33.16

Mid Cap Value
Year Ended 12/31/17	16,920	$4.080949	to	$43.762109	$78,440	1.44%	0.00% to 0.55%	11.20%	to	11.81%
Year Ended 12/31/16	17,981	3.666285	to	39.139970	74,486	1.68	0.00 to 0.55	22.56	to	23.23
Year Ended 12/31/15	17,077	2.988550	to	31.761925	57,463	1.64	0.00 to 0.55	(1.87)	to	(1.33)
Year Ended 12/31/14	17,454	3.042400	to	32.189353	60,350	0.99	0.00 to 0.55	16.05	to	16.69
Year Ended 12/31/13	17,193	2.618947	to	27.585004	51,336	0.96	0.00 to 0.55	29.53	to	30.24

Small Cap Growth Stock
Year Ended 12/31/17	56,874	$4.909491	to	$65.129570	$305,351	0.11%	0.00% to 0.55%	20.94%	to	21.61%
Year Ended 12/31/16	59,134	4.055279	to	53.557262	262,833	0.23	0.00 to 0.55	11.64	to	12.25
Year Ended 12/31/15	61,830	3.628992	to	47.712811	246,246	0.11	0.00 to 0.55	(0.23)	to	0.32
Year Ended 12/31/14	63,835	3.633783	to	47.561777	255,403	0.00	0.00 to 0.55	8.06	to	8.66
Year Ended 12/31/13	66,550	3.359376	to	43.773190	246,636	0.49	0.00 to 0.55	37.84	to	38.60

Index 600 Stock
Year Ended 12/31/17	15,104	$2.178475	to	$24.532713	$38,659	1.86%	0.00% to 0.55%	12.31%	to	12.93%
Year Ended 12/31/16	13,434	1.937744	to	21.724279	30,548	0.58	0.00 to 0.55	25.43	to	26.12
Year Ended 12/31/15	11,625	1.543293	to	17.224563	20,831	0.00	0.00 to 0.55	(2.88)	to	(2.35)
Year Ended 12/31/14	10,776	1.587514	to	17.638780	20,248	1.53	0.00 to 0.55	4.76	to	5.34
Year Ended 12/31/13	9,373	1.513818	to	16.744685	16,819	4.29	0.00 to 0.55	39.90	to	40.67

Small Cap Value
Year Ended 12/31/17	42,358	$4.400993	to	$47.690780	$211,637	0.77%	0.00% to 0.55%	11.04%	to	11.65%
Year Ended 12/31/16	44,467	3.959369	to	42.713658	199,932	0.93	0.00 to 0.55	31.67	to	32.39
Year Ended 12/31/15	45,429	3.004079	to	32.262868	156,881	0.68	0.00 to 0.55	(5.97)	to	(5.45)
Year Ended 12/31/14	47,518	3.191481	to	34.121874	174,553	0.36	0.00 to 0.55	(0.33)	to	0.22
Year Ended 12/31/13	49,966	3.198795	to	34.046809	184,787	1.14	0.00 to 0.55	31.04	to	31.76

International Growth
Year Ended 12/31/17	43,701	$2.232113	to	$24.188049	$110,000	1.30%	0.00% to 0.55%	29.32%	to	30.03%
Year Ended 12/31/16	42,651	1.724317	to	18.601991	83,569	1.15	0.00 to 0.55	(3.93)	to	(3.41)
Year Ended 12/31/15	43,844	1.793138	to	19.257803	88,907	1.68	0.00 to 0.55	(2.26)	to	(1.73)
Year Ended 12/31/14	43,639	1.832844	to	19.596007	90,803	1.30	0.00 to 0.55	(5.04)	to	(4.52)
Year Ended 12/31/13	44,659	1.928280	to	20.524033	98,031	1.40	0.00 to 0.55	19.15	to	19.81

Research International Core
Year Ended 12/31/17	25,545	$1.325886	to	$12.802534	$39,047	1.68%	0.00% to 0.55%	27.51%	to	28.21%
Year Ended 12/31/16	21,617	1.038788	to	9.985604	26,555	1.77	0.00 to 0.55	(1.66)	to	(1.12)
Year Ended 12/31/15	20,383	1.055308	to	10.098885	24,504	2.05	0.00 to 0.55	(1.65)	to	(1.11)
Year Ended 12/31/14	16,529	1.071981	to	10.212438	20,860	1.45	0.00 to 0.55	(7.22)	to	(6.71)
Year Ended 12/31/13	14,106	1.154295	to	10.947312	19,169	0.13	0.00 to 0.55	18.27	to	18.92

(1)

Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

28

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2017

	As of the respective period end date:					For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)

International Equity
Year Ended 12/31/17	132,108	$3.920448	to	$6.094491	$598,133	2.35%	0.00% to 0.55%	21.63%	to	22.30%
Year Ended 12/31/16	134,698	3.220087	to	4.983406	502,291	2.14	0.00 to 0.55	2.33	to	2.89
Year Ended 12/31/15	137,889	3.143590	to	4.843231	502,646	2.95	0.00 to 0.55	(2.75)	to	(2.21)
Year Ended 12/31/14	139,819	3.229216	to	4.952849	525,118	1.91	0.00 to 0.55	(9.30)	to	(8.80)
Year Ended 12/31/13	143,163	3.556947	to	5.431053	593,256	2.19	0.00 to 0.55	20.71	to	21.38

Emerging Markets Equity
Year Ended 12/31/17	53,406	$1.025080	to	$12.370178	$62,871	0.92%	0.00% to 0.55%	27.14%	to	27.84%
Year Ended 12/31/16	42,450	0.805449	to	9.676365	39,231	0.72	0.00 to 0.55	8.47	to	9.06
Year Ended 12/31/15	39,847	0.741823	to	8.872116	34,756	0.88	0.00 to 0.55	(12.72)	to	(12.24)
Year Ended 12/31/14	34,924	0.849119	to	10.109813	34,843	0.63	0.00 to 0.55	(6.76)	to	(6.25)
Year Ended 12/31/13	29,027	0.909813	to	10.783888	30,454	0.75	0.00 to 0.55	(5.67)	to	(5.15)

Government Money Market
Year Ended 12/31/17	77,104	$1.529296	to	$41.875417	$147,850	0.59%	0.00% to 0.55%	0.05%	to	0.60%
Year Ended 12/31/16	83,720	1.527011	to	41.625993	164,799	0.12	0.00 to 0.55	(0.42)	to	0.13
Year Ended 12/31/15	79,683	1.531914	to	41.572750	171,148	0.01	0.00 to 0.55	(0.54)	to	0.01
Year Ended 12/31/14	79,806	1.538686	to	41.568533	165,824	0.07	0.00 to 0.55	(0.48)	to	0.07
Year Ended 12/31/13	82,246	1.544536	to	41.539003	170,166	0.10	0.00 to 0.55	(0.45)	to	0.10

Short-Term Bond
Year Ended 12/31/17	16,212	$1.033965	to	$12.646732	$22,488	1.28%	0.00% to 0.55%	0.78%	to	1.33%
Year Ended 12/31/16	16,506	1.025038	to	12.481062	20,405	1.19	0.00 to 0.55	1.12	to	1.67
Year Ended 12/31/15	12,538	1.012734	to	12.275717	15,742	0.71	0.00 to 0.55	0.17	to	0.72
Year Ended 12/31/14	11,155	1.010036	to	12.188479	13,392	0.60	0.00 to 0.55	0.00 (2)	to	0.38
Year Ended 12/31/13	9,076	1.010673	to	12.142453	10,582	0.17	0.00 to 0.55	0.00 (2)	to	0.55

Select Bond
Year Ended 12/31/17	70,939	$2.828365	to	$226.897252	$251,754	2.07%	0.00% to 0.55%	3.02%	to	3.58%
Year Ended 12/31/16	70,949	2.742774	to	219.047810	249,118	1.94	0.00 to 0.55	2.49	to	3.06
Year Ended 12/31/15	70,587	2.673382	to	212.549665	243,197	1.50	0.00 to 0.55	(0.02)	to	0.53
Year Ended 12/31/14	70,799	2.671248	to	211.428447	248,615	2.02	0.00 to 0.55	4.99	to	5.56
Year Ended 12/31/13	73,536	2.541856	to	200.286369	244,742	2.31	0.00 to 0.55	(2.69)	to	(2.16)

Long-Term U.S. Government Bond
Year Ended 12/31/17	6,284	$1.459300	to	$20.685508	$9,880	1.86%	0.00% to 0.55%	7.69%	to	8.28%
Year Ended 12/31/16	6,543	1.353810	to	19.104481	9,594	1.87	0.00 to 0.55	0.54	to	1.09
Year Ended 12/31/15	5,671	1.345254	to	18.898765	8,101	2.11	0.00 to 0.55	(2.01)	to	(1.47)
Year Ended 12/31/14	4,722	1.371509	to	19.181310	6,944	2.01	0.00 to 0.55	23.05	to	23.73
Year Ended 12/31/13	3,977	1.113443	to	15.502339	4,876	0.02	0.00 to 0.55	(13.75)	to	(13.27)

Inflation Protection
Year Ended 12/31/17	7,799	$1.114216	to	$14.738894	$10,493	0.69%	0.00% to 0.55%	3.01%	to	3.58%
Year Ended 12/31/16	6,910	1.080563	to	14.229840	8,987	1.23	0.00 to 0.55	4.11	to	4.68
Year Ended 12/31/15	6,372	1.036853	to	13.593038	7,975	2.34	0.00 to 0.55	(2.74)	to	(2.20)
Year Ended 12/31/14	6,336	1.065002	to	13.899486	8,559	0.52	0.00 to 0.55	2.57	to	3.14
Year Ended 12/31/13	6,697	1.037245	to	13.476716	8,588	1.08	0.00 to 0.55	(8.83)	to	(8.33)

High Yield Bond
Year Ended 12/31/17	25,336	$3.976385	to	$53.128855	$116,367	5.44%	0.00% to 0.55%	6.30%	to	6.88%
Year Ended 12/31/16	25,741	3.737039	to	49.707921	110,842	5.33	0.00 to 0.55	13.97	to	14.60
Year Ended 12/31/15	26,563	3.275752	to	43.377037	100,914	4.53	0.00 to 0.55	(1.90)	to	(1.36)
Year Ended 12/31/14	27,230	3.335950	to	43.976216	106,154	5.04	0.00 to 0.55	0.62	to	1.18
Year Ended 12/31/13	27,674	3.312039	to	43.465300	107,038	5.57	0.00 to 0.55	5.26	to	5.84

(1)

Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

(2)	Ratio is less than 0.005%

29

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2017

	As of the respective period end date:					For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)

Multi-Sector Bond
Year Ended 12/31/17	26,759	$1.358433	to	$18.780164	$40,381	3.85%	0.00% to 0.55%	7.79%	to	8.38%
Year Ended 12/31/16	23,443	1.258995	to	17.327635	32,977	4.53	0.00 to 0.55	10.48	to	11.09
Year Ended 12/31/15	21,624	1.138400	to	15.597729	27,546	5.58	0.00 to 0.55	(2.76)	to	(2.22)
Year Ended 12/31/14	20,081	1.169486	to	15.951947	26,344	2.65	0.00 to 0.55	2.68	to	3.25
Year Ended 12/31/13	17,326	1.137785	to	15.449941	21,918	3.56	0.00 to 0.55	(2.12)	to	(1.58)

Balanced
Year Ended 12/31/17	47,261	$3.916267	to	$216.761163	$375,073	2.19%	0.00% to 0.55%	11.37%	to	11.98%
Year Ended 12/31/16	48,762	3.512832	to	193.563662	347,403	2.26	0.00 to 0.55	6.00	to	6.58
Year Ended 12/31/15	53,304	3.310708	to	181.609174	345,035	1.97	0.00 to 0.55	(0.67)	to	(0.12)
Year Ended 12/31/14	54,744	3.329658	to	181.830315	360,234	2.31	0.00 to 0.55	4.99	to	5.56
Year Ended 12/31/13	55,407	3.168393	to	172.248875	354,026	3.38	0.00 to 0.55	11.47	to	12.08

Asset Allocation
Year Ended 12/31/17	18,186	$2.331046	to	$25.259678	$53,600	2.07%	0.00% to 0.55%	14.25%	to	14.87%
Year Ended 12/31/16	17,637	2.038314	to	21.988973	44,895	2.37	0.00 to 0.55	7.20	to	7.79
Year Ended 12/31/15	18,489	1.899554	to	20.400265	44,291	1.92	0.00 to 0.55	(0.97)	to	(0.43)
Year Ended 12/31/14	19,933	1.916252	to	20.487411	47,339	2.15	0.00 to 0.55	4.57	to	5.15
Year Ended 12/31/13	19,334	1.830603	to	19.484028	44,834	3.32	0.00 to 0.55	16.03	to	16.67

Fidelity VIP Mid Cap
Year Ended 12/31/17	31,890	$5.301232	to	$56.847028	$195,568	0.49%	0.00% to 0.55%	19.88%	to	20.54%
Year Ended 12/31/16	33,080	4.417776	to	47.161926	169,985	0.32	0.00 to 0.55	11.31	to	11.92
Year Ended 12/31/15	34,908	3.964922	to	42.137819	162,700	0.25	0.00 to 0.55	(2.17)	to	(1.63)
Year Ended 12/31/14	36,665	4.048702	to	42.835362	175,314	0.02	0.00 to 0.55	5.45	to	6.03
Year Ended 12/31/13	37,534	3.835558	to	40.398542	169,449	0.28	0.00 to 0.55	35.13	to	35.87

Fidelity VIP Contrafund
Year Ended 12/31/17	19,612	$2.008049	to	$22.036922	$44,858	0.77%	0.00% to 0.55%	20.92%	to	21.59%
Year Ended 12/31/16	20,138	1.658952	to	18.124509	38,211	0.62	0.00 to 0.55	7.14	to	7.73
Year Ended 12/31/15	22,441	1.546836	to	16.824006	39,557	0.82	0.00 to 0.55	(0.13)	to	0.42
Year Ended 12/31/14	21,021	1.547371	to	16.754369	37,757	0.78	0.00 to 0.55	11.04	to	11.65
Year Ended 12/31/13	19,719	1.392090	to	15.005573	31,545	0.90	0.00 to 0.55	30.24	to	30.95

Neuberger Berman AMT Socially Responsive
Year Ended 12/31/17	2,092	$1.933853	to	$21.076980	$5,287	0.51%	0.00% to 0.55%	17.78%	to	18.43%
Year Ended 12/31/16	2,390	1.640254	to	17.797220	4,887	0.71	0.00 to 0.55	9.26	to	9.86
Year Ended 12/31/15	2,413	1.499733	to	16.199640	4,514	0.57	0.00 to 0.55	(1.01)	to	(0.46)
Year Ended 12/31/14	2,395	1.513495	to	16.275087	4,590	0.37	0.00 to 0.55	9.78	to	10.38
Year Ended 12/31/13	2,403	1.377320	to	14.744385	4,648	0.79	0.00 to 0.55	36.85	to	37.60

U.S. Strategic Equity
Year Ended 12/31/17	92,817	$2.161152	to	$24.418364	$230,509	1.02%	0.00% to 0.55%	20.14%	to	20.80%
Year Ended 12/31/16	99,289	1.797106	to	20.214494	204,986	1.04	0.00 to 0.55	10.03	to	10.64
Year Ended 12/31/15	108,402	1.631656	to	18.271298	203,098	0.82	0.00 to 0.55	0.55	to	1.11
Year Ended 12/31/14	114,307	1.621079	to	18.071559	213,362	1.16	0.00 to 0.55	11.09	to	11.70
Year Ended 12/31/13	119,343	1.457823	to	16.178812	201,588	1.21	0.00 to 0.55	32.19	to	32.92

U.S. Small Cap Equity
Year Ended 12/31/17	32,697	$2.978626	to	$34.518205	$110,459	0.18%	0.00% to 0.55%	14.85%	to	15.48%
Year Ended 12/31/16	34,090	2.590944	to	29.891437	100,382	0.83	0.00 to 0.55	18.01	to	18.66
Year Ended 12/31/15	36,650	2.193357	to	25.191084	91,739	0.67	0.00 to 0.55	(7.69)	to	(7.19)
Year Ended 12/31/14	38,597	2.373801	to	27.141282	104,705	0.25	0.00 to 0.55	1.00	to	1.56
Year Ended 12/31/13	40,543	2.347887	to	26.724835	109,257	0.43	0.00 to 0.55	39.24	to	40.00

(1)

Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

30

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2017

	As of the respective period end date:					For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)

International Developed Markets
Year Ended 12/31/17	59,631	$2.035246	to	$22.466466	$141,472	2.65%	0.00% to 0.55%	24.29%	to	24.98%
Year Ended 12/31/16	60,682	1.635824	to	17.976751	116,151	3.23	0.00 to 0.55	1.80	to	2.36
Year Ended 12/31/15	62,803	1.605290	to	17.562157	117,670	1.15	0.00 to 0.55	(1.85)	to	(1.31)
Year Ended 12/31/14	63,654	1.633987	to	17.795979	121,476	1.95	0.00 to 0.55	(4.97)	to	(4.45)
Year Ended 12/31/13	65,876	1.717753	to	18.624500	134,161	2.00	0.00 to 0.55	21.24	to	21.91

Strategic Bond
Year Ended 12/31/17	29,030	$2.300337	to	$24.895915	$86,180	1.35%	0.00% to 0.55%	3.30%	to	3.86%
Year Ended 12/31/16	29,943	2.224732	to	23.970161	86,313	1.59	0.00 to 0.55	2.54	to	3.10
Year Ended 12/31/15	29,943	2.167486	to	23.248775	85,576	2.39	0.00 to 0.55	(0.69)	to	(0.14)
Year Ended 12/31/14	30,112	2.180310	to	23.281628	86,877	1.55	0.00 to 0.55	4.88	to	5.45
Year Ended 12/31/13	31,407	2.076847	to	22.077570	86,009	1.44	0.00 to 0.55	(1.99)	to	(1.45)

Global Real Estate Securities
Year Ended 12/31/17	33,345	$4.771257	to	$51.568102	$179,095	3.63%	0.00% to 0.55%	11.19%	to	11.80%
Year Ended 12/31/16	34,924	4.286703	to	46.124107	168,647	4.49	0.00 to 0.55	2.46	to	3.02
Year Ended 12/31/15	36,412	4.179747	to	44.771967	172,160	1.64	0.00 to 0.55	(0.30)	to	0.25
Year Ended 12/31/14	36,715	4.188148	to	44.660949	175,388	3.26	0.00 to 0.55	14.12	to	14.75
Year Ended 12/31/13	37,321	3.666253	to	38.920595	157,271	4.00	0.00 to 0.55	3.08	to	3.65

LifePoints Moderate Strategy
Year Ended 12/31/17	4,399	$1.353996	to	$16.557145	$6,960	2.27%	0.00% to 0.55%	9.29%	to	9.88%
Year Ended 12/31/16	3,497	1.237730	to	15.067752	5,175	3.65	0.00 to 0.55	7.16	to	7.75
Year Ended 12/31/15	2,175	1.153913	to	13.984420	3,256	2.55	0.00 to 0.55	(2.24)	to	(1.71)
Year Ended 12/31/14	1,929	1.179226	to	14.227181	3,327	3.33	0.00 to 0.55	4.28	to	4.85
Year Ended 12/31/13	1,516	1.129701	to	13.568584	2,151	1.69	0.00 to 0.55	6.20	to	6.79

LifePoints Balanced Strategy
Year Ended 12/31/17	11,492	$1.439016	to	$16.545882	$22,495	2.36%	0.00% to 0.55%	11.39%	to	12.00%
Year Ended 12/31/16	10,796	1.290626	to	14.773443	18,770	3.30	0.00 to 0.55	8.46	to	9.05
Year Ended 12/31/15	11,511	1.188804	to	13.546956	17,506	2.20	0.00 to 0.55	(2.84)	to	(2.30)
Year Ended 12/31/14	11,655	1.222287	to	13.866173	17,117	2.98	0.00 to 0.55	4.04	to	4.61
Year Ended 12/31/13	9,944	1.173673	to	13.255096	14,726	2.18	0.00 to 0.55	11.81	to	12.43

LifePoints Growth Strategy
Year Ended 12/31/17	11,847	$1.495208	to	$16.029490	$22,139	3.19%	0.00% to 0.55%	15.02%	to	15.65%
Year Ended 12/31/16	12,307	1.298639	to	13.860030	19,559	2.92	0.00 to 0.55	9.13	to	9.73
Year Ended 12/31/15	13,267	1.188862	to	12.631574	19,036	1.81	0.00 to 0.55	(3.84)	to	(3.31)
Year Ended 12/31/14	13,525	1.235139	to	13.064429	20,126	3.03	0.00 to 0.55	3.19	to	3.76
Year Ended 12/31/13	11,741	1.195791	to	12.591524	16,736	2.32	0.00 to 0.55	15.92	to	16.56

LifePoints Equity Growth Strategy
Year Ended 12/31/17	6,907	$1.554985	to	$15.218716	$13,330	3.38%	0.00% to 0.55%	16.91%	to	17.55%
Year Ended 12/31/16	6,850	1.328754	to	12.946453	10,823	2.95	0.00 to 0.55	10.24	to	10.85
Year Ended 12/31/15	6,000	1.204105	to	11.679451	8,824	1.53	0.00 to 0.55	(4.40)	to	(3.87)
Year Ended 12/31/14	5,836	1.258221	to	12.149681	8,762	3.29	0.00 to 0.55	2.92	to	3.48
Year Ended 12/31/13	5,628	1.221337	to	11.740704	8,224	2.59	0.00 to 0.55	19.16	to	19.81

Credit Suisse Trust Commodity Return Strategy
Year Ended 12/31/17	3,845	$5.017461	to	$5.372638	$21,122	9.04%	0.00% to 0.55%	0.96%	to	1.52%
Year Ended 12/31/16	3,494	4.942479	to	5.316102	18,978	0.00	0.00 to 0.55	11.41	to	12.02
Year Ended 12/31/15	3,059	4.412123	to	4.767003	14,882	0.00	0.00 to 0.55	(25.44)	to	(25.03)
Year Ended 12/31/14	2,448	5.885213	to	6.387246	15,934	0.00	0.00 to 0.55	(17.39)	to	(16.94)
Period Ended 12/31/13 (3)	1,964	7.085099	to	7.724122	15,565	0.00	0.00 to 0.55	1.72	to	1.79

(1)

Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

(3)	Division commenced operations on November 15, 2013.

31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and

Contract Owners of Northwestern Mutual Variable Life Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Government Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, U.S. Strategic Equity Division, U.S. Small Cap Equity Division, International Developed Markets Division, Strategic Bond Division, Global Real Estate Securities Division, LifePoints Moderate Strategy Division, LifePoints Balanced Strategy Division, LifePoints Growth Strategy Division, LifePoints Equity Growth Strategy Division and Credit Suisse Trust Commodity Return Strategy Division (constituting the Northwestern Mutual Variable Life Account, hereafter collectively referred to as the “Divisions”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, and the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Divisions in the Northwestern Mutual Variable Life Account as of December 31, 2017, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the Divisions in the Northwestern Mutual Variable Life Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the Divisions in the Northwestern Mutual Variable Life Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant

32

estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the underlying registered investment companies. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 26, 2018

We have served as the auditor of one or more of the Divisions in Northwestern Mutual Variable Life Account since 1984.

33

Annual Report December 31, 2017

Northwestern Mutual Variable Life Account II

Financial Statements

Northwestern Mutual Variable Life Account II

Financial Statements

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2017

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$8,923	$14,968	$6,275	$2,235	$60,191
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	3	-	-	3

Total Assets	8,923	14,971	6,275	2,235	60,194

Liabilities:
Due to Northwestern Mutual Life Insurance Company	7	-	1	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	7	-	1	-	-

Total Net Assets	$8,916	$14,971	$6,274	$2,235	$60,194

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$4,041	$12,933	$3,135	$2,049	$44,901
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	4,690	1,086	2,635	8	10,416
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	185	952	504	178	4,877

Total Net Assets	$8,916	$14,971	$6,274	$2,235	$60,194

(1) Investments, at cost	$8,144	$13,230	$5,287	$2,021	$49,976
Mutual Fund Shares Held	2,941	5,521	3,206	1,855	12,216
(2) Accumulation Unit Value	$73.551913	$53.438372	$53.073917	$17.855817	$142.286114
Units Outstanding	55	242	59	115	316
(3) Accumulation Unit Value	$73.551913	$53.438372	$53.073917	$17.855817	$142.286114
Units Outstanding	64	20	50	-	73
(4) Accumulation Unit Value	$73.551913	$53.438372	$53.073917	$17.855817	$142.286114
Units Outstanding	3	18	10	10	34

The Accompanying Notes are an Integral Part of the Financial Statements.	1

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2017

(in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$1,092	$12,461	$11,036	$5,157	$17,676
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	3	1	-	1	19

Total Assets	1,095	12,462	11,036	5,158	17,695

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$1,095	$12,462	$11,036	$5,158	$17,695

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$715	$8,891	$9,412	$2,929	$14,525
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	350	2,863	971	2,045	2,439
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	30	708	653	184	731

Total Net Assets	$1,095	$12,462	$11,036	$5,158	$17,695

(1) Investments, at cost	$1,057	$10,437	$9,872	$4,671	$15,786
Mutual Fund Shares Held	1,029	7,430	5,918	1,492	8,381
(2) Accumulation Unit Value	$17.086312	$29.996128	$35.257091	$125.441587	$59.411237
Units Outstanding	42	296	267	23	244
(3) Accumulation Unit Value	$17.086312	$29.996128	$35.257091	$125.441587	$59.411237
Units Outstanding	20	95	28	16	41
(4) Accumulation Unit Value	$17.086312	$29.996128	$35.257091	$125.441587	$59.411237
Units Outstanding	2	24	19	1	12

2	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2017

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$8,415	$8,044	$8,003	$7,864	$14,606
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	14	2	9	14	2

Total Assets	8,429	8,046	8,012	7,878	14,608

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$8,429	$8,046	$8,012	$7,878	$14,608

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$5,751	$5,324	$5,445	$6,897	$13,306
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	1,949	2,274	2,351	617	471
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	729	448	216	364	831

Total Net Assets	$8,429	$8,046	$8,012	$7,878	$14,608

(1) Investments, at cost	$7,767	$6,604	$6,868	$7,031	$12,324
Mutual Fund Shares Held	4,591	2,797	5,519	3,103	9,168
(2) Accumulation Unit Value	$43.762109	$65.129570	$24.532713	$47.690780	$24.188049
Units Outstanding	131	82	222	144	550
(3) Accumulation Unit Value	$43.762109	$65.129570	$24.532713	$47.690780	$24.188049
Units Outstanding	45	35	96	13	19
(4) Accumulation Unit Value	$43.762109	$65.129570	$24.532713	$47.690780	$24.188049
Units Outstanding	17	7	9	8	34

The Accompanying Notes are an Integral Part of the Financial Statements.	3

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2017

(in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$10,233	$31,031	$15,898	$13,176	$1,419
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	4	-	-	-

Total Assets	10,233	31,035	15,898	13,176	1,419

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	47	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	47	-

Total Net Assets	$10,233	$31,035	$15,898	$13,129	$1,419

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$8,800	$24,883	$14,873	$7,876	$1,355
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	995	4,860	181	3,970	57
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	438	1,292	844	1,283	7

Total Net Assets	$10,233	$31,035	$15,898	$13,129	$1,419

(1) Investments, at cost	$8,953	$28,455	$13,481	$13,176	$1,423
Mutual Fund Shares Held	9,858	16,204	14,387	13,176	1,373
(2) Accumulation Unit Value	$12.802534	$6.094491	$12.370178	$41.875417	$12.646732
Units Outstanding	687	4,083	1,202	188	107
(3) Accumulation Unit Value	$12.802534	$6.094491	$12.370178	$41.875417	$12.646732
Units Outstanding	78	797	15	95	4
(4) Accumulation Unit Value	$12.802534	$6.094491	$12.370178	$41.875417	$12.646732
Units Outstanding	34	212	68	31	1

4	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2017

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$21,252	$264	$2,931	$11,181	$10,156
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	40	2	-	11	20

Total Assets	21,292	266	2,931	11,192	10,176

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$21,292	$266	$2,931	$11,192	$10,176

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$15,116	$223	$2,323	$8,931	$9,526
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	5,682	39	514	2,102	401
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	494	4	94	159	249

Total Net Assets	$21,292	$266	$2,931	$11,192	$10,176

(1) Investments, at cost	$21,456	$262	$2,884	$11,038	$9,940
Mutual Fund Shares Held	16,907	245	2,631	14,988	9,283
(2) Accumulation Unit Value	$226.897252	$20.685508	$14.738894	$53.128855	$18.780164
Units Outstanding	66	11	158	168	507
(3) Accumulation Unit Value	$226.897252	$20.685508	$14.738894	$53.128855	$18.780164
Units Outstanding	25	2	35	40	21
(4) Accumulation Unit Value	$226.897252	$20.685508	$14.738894	$53.128855	$18.780164
Units Outstanding	2	-	6	3	13

The Accompanying Notes are an Integral Part of the Financial Statements.	5

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2017

(in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$5,889	$778	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	13,682	8,779	-
Neuberger Berman Advisers Management Trust	-	-	-	-	5,683
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	2	9	8

Total Assets	5,889	778	13,684	8,788	5,691

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$5,889	$778	$13,684	$8,788	$5,691

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$1,960	$425	$9,849	$7,622	$5,161
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	3,384	252	3,014	163	131
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	545	101	821	1,003	399

Total Net Assets	$5,889	$778	$13,684	$8,788	$5,691

(1) Investments, at cost	$5,721	$738	$12,002	$7,878	$5,108
Mutual Fund Shares Held	3,993	645	362	237	222
(2) Accumulation Unit Value	$216.761163	$25.259678	$56.847028	$22.036922	$21.076980
Units Outstanding	9	17	173	345	244
(3) Accumulation Unit Value	$216.761163	$25.259678	$56.847028	$22.036922	$21.076980
Units Outstanding	16	10	53	7	6
(4) Accumulation Unit Value	$216.761163	$25.259678	$56.847028	$22.036922	$21.076980
Units Outstanding	3	4	14	46	19

6	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2017

(in thousands, except accumulation unit values)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division	Global Real Estate Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	3,871	2,490	6,229	5,133	14,015
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	5	-	7	10	24

Total Assets	3,876	2,490	6,236	5,143	14,039

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$3,876	$2,490	$6,236	$5,143	$14,039

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$3,367	$1,701	$4,914	$4,445	$12,304
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	477	556	1,266	375	1,109
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	32	233	56	323	626

Total Net Assets	$3,876	$2,490	$6,236	$5,143	$14,039

(1) Investments, at cost	$3,653	$2,315	$5,549	$5,187	$14,136
Mutual Fund Shares Held	209	152	475	495	946
(2) Accumulation Unit Value	$24.418364	$34.518205	$22.466466	$24.895915	$51.568102
Units Outstanding	138	49	218	178	238
(3) Accumulation Unit Value	$24.418364	$34.518205	$22.466466	$24.895915	$51.568102
Units Outstanding	20	16	56	15	22
(4) Accumulation Unit Value	$24.418364	$34.518205	$22.466466	$24.895915	$51.568102
Units Outstanding	1	7	3	13	12

The Accompanying Notes are an Integral Part of the Financial Statements.	7

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2017

(in thousands, except accumulation unit values)

	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	157	986	2,284	571	-
Credit Suisse Trust	-	-	-	-	6,972
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	20

Total Assets	157	986	2,284	571	6,992

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$157	$986	$2,284	$571	$6,992

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$50	$976	$1,856	$571	$6,607
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	107	10	218	-	115
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	-	-	210	-	270

Total Net Assets	$157	$986	$2,284	$571	$6,992

(1) Investments, at cost	$156	$969	$2,153	$528	$7,720
Mutual Fund Shares Held	15	97	218	57	1,730
(2) Accumulation Unit Value	$16.557145	$16.545882	$16.029490	$15.218716	$5.017461
Units Outstanding	3	59	116	38	1,315
(3) Accumulation Unit Value	$16.557145	$16.545882	$16.029490	$15.218716	$5.017461
Units Outstanding	6	1	14	-	23
(4) Accumulation Unit Value	$16.557145	$16.545882	$16.029490	$15.218716	$5.017461
Units Outstanding	-	-	13	-	54

8	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Operations

For the Year Ended December 31, 2017

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$68	$96	$96	$18	$874

Net investment income (loss)	68	96	96	18	874

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(37)	74	137	51	1,492
Realized gain distribution	359	243	-	100	514

Realized gains (losses)	322	317	137	151	2,006

Change in unrealized appreciation/(depreciation) of investments during the period	1,265	3,296	905	179	6,772

Net increase (decrease) in net assets resulting from operations	$1,655	$3,709	$1,138	$348	$9,652

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$20	$167	$219	$11	$167

Net investment income (loss)	20	167	219	11	167

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(6)	171	207	(50)	460
Realized gain distribution	40	249	467	-	890

Realized gains (losses)	34	420	674	(50)	1,350

Change in unrealized appreciation/(depreciation) of investments during the period	43	784	611	850	796

Net increase (decrease) in net assets resulting from operations	$97	$1,371	$1,504	$811	$2,313

The Accompanying Notes are an Integral Part of the Financial Statements.	9

Northwestern Mutual Variable Life Account II

Statements of Operations

For the Year Ended December 31, 2017

(in thousands)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$106	$7	$131	$54	$157

Net investment income (loss)	106	7	131	54	157

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	96	91	96	152	174
Realized gain distribution	255	75	242	365	-

Realized gains (losses)	351	166	338	517	174

Change in unrealized appreciation/(depreciation) of investments during the period	364	1,139	413	222	2,605

Net increase (decrease) in net assets resulting from operations	$821	$1,312	$882	$793	$2,936

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division

Income:
Dividend income	$143	$619	$116	$83	$16

Net investment income (loss)	143	619	116	83	16

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	146	28	6	-	-
Realized gain distribution	-	-	-	-	-

Realized gains (losses)	146	28	6	-	-

Change in unrealized appreciation/(depreciation) of investments during the period	1,739	4,187	2,723	-	(3)

Net increase (decrease) in net assets resulting from operations	$2,028	$4,834	$2,845	$83	$13

10	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Operations

For the Year Ended December 31, 2017

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$402	$5	$18	$574	$344

Net investment income (loss)	402	5	18	574	344

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(34)	(18)	-	31	14
Realized gain distribution	260	9	7	-	-

Realized gains (losses)	226	(9)	7	31	14

Change in unrealized appreciation/(depreciation) of investments during the period	(9)	25	61	67	290

Net increase (decrease) in net assets resulting from operations	$619	$21	$86	$672	$648

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Income:
Dividend income	$118	$14	$63	$59	$26

Net investment income (loss)	118	14	63	59	26

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(44)	1	183	76	67
Realized gain distribution	198	30	570	353	188

Realized gains (losses)	154	31	753	429	255

Change in unrealized appreciation/(depreciation) of investments during the period	336	48	1,583	802	477

Net increase (decrease) in net assets resulting from operations	$608	$93	$2,399	$1,290	$758

The Accompanying Notes are an Integral Part of the Financial Statements.	11

Northwestern Mutual Variable Life Account II

Statements of Operations

For the Year Ended December 31, 2017

(in thousands)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division	Global Real Estate Division

Income:
Dividend income	$34	$4	$146	$64	$465

Net investment income (loss)	34	4	146	64	465

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	97	95	59	(38)	9
Realized gain distribution	348	161	206	-	256

Realized gains (losses)	445	256	265	(38)	265

Change in unrealized appreciation/(depreciation) of investments during the period	157	56	743	153	598

Net increase (decrease) in net assets resulting from operations	$636	$316	$1,154	$179	$1,328

	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Income:
Dividend income	$4	$21	$64	$17	$517

Net investment income (loss)	4	21	64	17	517

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	8	(2)	14	1	(188)
Realized gain distribution	2	42	38	9	-

Realized gains (losses)	10	40	52	10	(188)

Change in unrealized appreciation/(depreciation) of investments during the period	4	36	158	50	(184)

Net increase (decrease) in net assets resulting from operations	$18	$97	$274	$77	$145

12	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Focused Appreciation Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$68	$55	$96	$26
Net realized gains (losses)	322	678	317	3,396
Net change in unrealized appreciation/(depreciation)	1,265	(566)	3,296	(2,810)

Net increase (decrease) in net assets resulting from operations	1,655	167	3,709	612

Policy Transactions:
Policy owners’ net payments	624	633	2,024	2,096
Policy loans, surrenders and death benefits	(225)	(151)	(494)	(379)
Mortality and other (net)	(247)	(238)	(568)	(535)
Transfers from other divisions or sponsor	41,365	30,874	24,354	19,853
Transfers to other divisions or sponsor	(40,754)	(30,654)	(25,566)	(20,001)

Net increase (decrease) in net assets resulting from contract transactions	763	464	(250)	1,034

Net increase (decrease) in net assets	2,418	631	3,459	1,646

Net Assets:
Beginning of period	6,498	5,867	11,512	9,866

End of period	$8,916	$6,498	$14,971	$11,512

Units issued during the period	698	557	596	620
Units redeemed during the period	(686)	(549)	(604)	(592)

Net units issued (redeemed) during period	12	8	(8)	28

	Large Cap Core Stock Division		Large Cap Blend Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$96	$71	$18	$17
Net realized gains (losses)	137	197	151	153
Net change in unrealized appreciation/(depreciation)	905	(29)	179	42

Net increase (decrease) in net assets resulting from operations	1,138	239	348	212

Policy Transactions:
Policy owners’ net payments	585	502	265	218
Policy loans, surrenders and death benefits	(92)	(147)	(108)	87
Mortality and other (net)	(177)	(175)	(62)	(60)
Transfers from other divisions or sponsor	13,528	13,549	2,101	1,530
Transfers to other divisions or sponsor	(12,159)	(13,863)	(2,049)	(1,616)

Net increase (decrease) in net assets resulting from contract transactions	1,685	(134)	147	159

Net increase (decrease) in net assets	2,823	105	495	371

Net Assets:
Beginning of period	3,451	3,346	1,740	1,369

End of period	$6,274	$3,451	$2,235	$1,740

Units issued during the period	297	351	169	138
Units redeemed during the period	(259)	(355)	(160)	(126)

Net units issued (redeemed) during period	38	(4)	9	12

The Accompanying Notes are an Integral Part of the Financial Statements.	13

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Large Company Value Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$874	$618	$20	$13
Net realized gains (losses)	2,006	2,484	34	56
Net change in unrealized appreciation/(depreciation)	6,772	868	43	30

Net increase (decrease) in net assets resulting from operations	9,652	3,970	97	99

Policy Transactions:
Policy owners’ net payments	8,450	5,810	185	150
Policy loans, surrenders and death benefits	(1,332)	(586)	(31)	(2)
Mortality and other (net)	(1,900)	(1,332)	(45)	(30)
Transfers from other divisions or sponsor	132,031	85,962	1,987	1,817
Transfers to other divisions or sponsor	(126,137)	(84,808)	(1,867)	(1,608)

Net increase (decrease) in net assets resulting from contract transactions	11,112	5,046	229	327

Net increase (decrease) in net assets	20,764	9,016	326	426

Net Assets:
Beginning of period	39,430	30,414	769	343

End of period	$60,194	$39,430	$1,095	$769

Units issued during the period	1,181	904	139	184
Units redeemed during the period	(1,095)	(858)	(125)	(160)

Net units issued (redeemed) during period	86	46	14	24

	Domestic Equity Division		Equity Income Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$167	$132	$219	$170
Net realized gains (losses)	420	525	674	536
Net change in unrealized appreciation/(depreciation)	784	295	611	841

Net increase (decrease) in net assets resulting from operations	1,371	952	1,504	1,547

Policy Transactions:
Policy owners’ net payments	1,691	1,128	1,474	1,591
Policy loans, surrenders and death benefits	(337)	(308)	(198)	(276)
Mortality and other (net)	(459)	(368)	(416)	(411)
Transfers from other divisions or sponsor	31,492	17,989	28,726	23,935
Transfers to other divisions or sponsor	(29,230)	(16,592)	(29,524)	(25,215)

Net increase (decrease) in net assets resulting from contract transactions	3,157	1,849	62	(376)

Net increase (decrease) in net assets	4,528	2,801	1,566	1,171

Net Assets:
Beginning of period	7,934	5,133	9,470	8,299

End of period	$12,462	$7,934	$11,036	$9,470

Units issued during the period	1,392	812	971	987
Units redeemed during the period	(1,278)	(733)	(969)	(1,001)

Net units issued (redeemed) during period	114	79	2	(14)

14	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$11	$8	$167	$125
Net realized gains (losses)	(50)	161	1,350	1,052
Net change in unrealized appreciation/(depreciation)	850	(147)	796	939

Net increase (decrease) in net assets resulting from operations	811	22	2,313	2,116

Policy Transactions:
Policy owners’ net payments	483	436	2,504	1,622
Policy loans, surrenders and death benefits	(229)	(91)	(492)	(104)
Mortality and other (net)	(162)	(150)	(584)	(446)
Transfers from other divisions or sponsor	20,275	13,377	51,585	36,523
Transfers to other divisions or sponsor	(19,850)	(12,533)	(50,938)	(35,789)

Net increase (decrease) in net assets resulting from contract transactions	517	1,039	2,075	1,806

Net increase (decrease) in net assets	1,328	1,061	4,388	3,922

Net Assets:
Beginning of period	3,830	2,769	13,307	9,385

End of period	$5,158	$3,830	$17,695	$13,307

Units issued during the period	185	153	1,031	860
Units redeemed during the period	(182)	(142)	(994)	(821)

Net units issued (redeemed) during period	3	11	37	39

	Mid Cap Value Division		Small Cap Growth Stock Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$106	$105	$7	$11
Net realized gains (losses)	351	709	166	571
Net change in unrealized appreciation/(depreciation)	364	365	1,139	37

Net increase (decrease) in net assets resulting from operations	821	1,179	1,312	619

Policy Transactions:
Policy owners’ net payments	1,287	1,031	992	719
Policy loans, surrenders and death benefits	(221)	(160)	(235)	(252)
Mortality and other (net)	(348)	(267)	(283)	(208)
Transfers from other divisions or sponsor	23,122	17,697	22,459	17,679
Transfers to other divisions or sponsor	(22,572)	(17,674)	(21,619)	(17,208)

Net increase (decrease) in net assets resulting from contract transactions	1,268	627	1,314	730

Net increase (decrease) in net assets	2,089	1,806	2,626	1,349

Net Assets:
Beginning of period	6,340	4,534	5,420	4,071

End of period	$8,429	$6,340	$8,046	$5,420

Units issued during the period	683	608	413	401
Units redeemed during the period	(652)	(589)	(390)	(385)

Net units issued (redeemed) during period	31	19	23	16

The Accompanying Notes are an Integral Part of the Financial Statements.	15

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division		Small Cap Value Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$131	$29	$54	$53
Net realized gains (losses)	338	279	517	1,034
Net change in unrealized appreciation/(depreciation)	413	893	222	675

Net increase (decrease) in net assets resulting from operations	882	1,201	793	1,762

Policy Transactions:
Policy owners’ net payments	988	654	1,067	1,032
Policy loans, surrenders and death benefits	(183)	(35)	(230)	(211)
Mortality and other (net)	(252)	(191)	(278)	(272)
Transfers from other divisions or sponsor	24,919	13,048	12,079	13,305
Transfers to other divisions or sponsor	(24,472)	(11,354)	(12,237)	(15,479)

Net increase (decrease) in net assets resulting from contract transactions	1,000	2,122	401	(1,625)

Net increase (decrease) in net assets	1,882	3,323	1,194	137

Net Assets:
Beginning of period	6,130	2,807	6,684	6,547

End of period	$8,012	$6,130	$7,878	$6,684

Units issued during the period	1,346	767	315	436
Units redeemed during the period	(1,300)	(650)	(307)	(481)

Net units issued (redeemed) during period	46	117	8	(45)

	International Growth Division		Research International Core Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$157	$94	$143	$107
Net realized gains (losses)	174	23	146	23
Net change in unrealized appreciation/(depreciation)	2,605	(381)	1,739	(117)

Net increase (decrease) in net assets resulting from operations	2,936	(264)	2,028	13

Policy Transactions:
Policy owners’ net payments	2,238	1,805	1,970	1,444
Policy loans, surrenders and death benefits	(559)	(321)	(440)	(103)
Mortality and other (net)	(592)	(466)	(491)	(363)
Transfers from other divisions or sponsor	30,655	17,177	30,378	16,344
Transfers to other divisions or sponsor	(28,980)	(15,828)	(29,760)	(15,046)

Net increase (decrease) in net assets resulting from contract transactions	2,762	2,367	1,657	2,276

Net increase (decrease) in net assets	5,698	2,103	3,685	2,289

Net Assets:
Beginning of period	8,910	6,807	6,548	4,259

End of period	$14,608	$8,910	$10,233	$6,548

Units issued during the period	1,709	1,056	3,227	1,883
Units redeemed during the period	(1,585)	(930)	(3,084)	(1,649)

Net units issued (redeemed) during period	124	126	143	234

16	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	International Equity Division		Emerging Markets Equity Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$619	$396	$116	$55
Net realized gains (losses)	28	(230)	6	(167)
Net change in unrealized appreciation/(depreciation)	4,187	507	2,723	809

Net increase (decrease) in net assets resulting from operations	4,834	673	2,845	697

Policy Transactions:
Policy owners’ net payments	3,881	3,271	2,706	2,106
Policy loans, surrenders and death benefits	(704)	(801)	(323)	(104)
Mortality and other (net)	(1,002)	(883)	(616)	(464)
Transfers from other divisions or sponsor	64,309	52,587	22,716	16,755
Transfers to other divisions or sponsor	(59,803)	(52,262)	(20,303)	(16,461)

Net increase (decrease) in net assets resulting from contract transactions	6,681	1,912	4,180	1,832

Net increase (decrease) in net assets	11,515	2,585	7,025	2,529

Net Assets:
Beginning of period	19,520	16,935	8,873	6,344

End of period	$31,035	$19,520	$15,898	$8,873

Units issued during the period	12,891	12,507	2,419	2,212
Units redeemed during the period	(11,716)	(12,087)	(2,051)	(2,012)

Net units issued (redeemed) during period	1,175	420	368	200

	Government Money Market Division		Short-Term Bond Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$83	$14	$16	$9
Net realized gains (losses)	-	1	-	2
Net change in unrealized appreciation/(depreciation)	-	-	(3)	2

Net increase (decrease) in net assets resulting from operations	83	15	13	13

Policy Transactions:
Policy owners’ net payments	32,394	19,966	201	178
Policy loans, surrenders and death benefits	(2,801)	(79)	(52)	(11)
Mortality and other (net)	(711)	(581)	(55)	(49)
Transfers from other divisions or sponsor	55,032	54,360	2,276	1,545
Transfers to other divisions or sponsor	(84,695)	(68,070)	(1,776)	(1,567)

Net increase (decrease) in net assets resulting from contract transactions	(781)	5,596	594	96

Net increase (decrease) in net assets	(698)	5,611	607	109

Net Assets:
Beginning of period	13,827	8,216	812	703

End of period	$13,129	$13,827	$1,419	$812

Units issued during the period	2,526	1,913	211	144
Units redeemed during the period	(2,545)	(1,781)	(164)	(136)

Net units issued (redeemed) during period	(19)	132	47	8

The Accompanying Notes are an Integral Part of the Financial Statements.	17

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$402	$327	$5	$5
Net realized gains (losses)	226	80	(9)	9
Net change in unrealized appreciation/(depreciation)	(9)	(17)	25	(20)

Net increase (decrease) in net assets resulting from operations	619	390	21	(6)

Policy Transactions:
Policy owners’ net payments	2,383	2,109	90	76
Policy loans, surrenders and death benefits	(855)	(404)	(209)	(6)
Mortality and other (net)	(789)	(749)	(20)	(22)
Transfers from other divisions or sponsor	101,102	95,068	842	260
Transfers to other divisions or sponsor	(98,222)	(91,205)	(711)	(251)

Net increase (decrease) in net assets resulting from contract transactions	3,619	4,819	(8)	57

Net increase (decrease) in net assets	4,238	5,209	13	51

Net Assets:
Beginning of period	17,054	11,845	253	202

End of period	$21,292	$17,054	$266	$253

Units issued during the period	506	447	50	17
Units redeemed during the period	(491)	(425)	(50)	(14)

Net units issued (redeemed) during period	15	22	-	3

	Inflation Protection Division		High Yield Bond Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$18	$17	$574	$461
Net realized gains (losses)	7	(2)	31	(110)
Net change in unrealized appreciation/(depreciation)	61	53	67	760

Net increase (decrease) in net assets resulting from operations	86	68	672	1,111

Policy Transactions:
Policy owners’ net payments	479	358	1,511	1,376
Policy loans, surrenders and death benefits	(62)	(49)	(300)	(133)
Mortality and other (net)	(111)	(85)	(349)	(328)
Transfers from other divisions or sponsor	7,480	4,574	28,851	27,725
Transfers to other divisions or sponsor	(6,728)	(4,395)	(28,524)	(27,796)

Net increase (decrease) in net assets resulting from contract transactions	1,058	403	1,189	844

Net increase (decrease) in net assets	1,144	471	1,861	1,955

Net Assets:
Beginning of period	1,787	1,316	9,331	7,376

End of period	$2,931	$1,787	$11,192	$9,331

Units issued during the period	609	375	651	638
Units redeemed during the period	(536)	(345)	(628)	(620)

Net units issued (redeemed) during period	73	30	23	18

18	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Multi-Sector Bond Division		Balanced Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$344	$284	$118	$88
Net realized gains (losses)	14	(114)	154	68
Net change in unrealized appreciation/(depreciation)	290	357	336	106

Net increase (decrease) in net assets resulting from operations	648	527	608	262

Policy Transactions:
Policy owners’ net payments	1,689	1,404	392	353
Policy loans, surrenders and death benefits	(304)	(108)	(63)	23
Mortality and other (net)	(351)	(272)	(152)	(141)
Transfers from other divisions or sponsor	14,803	13,958	45,827	33,338
Transfers to other divisions or sponsor	(13,072)	(12,622)	(44,987)	(32,686)

Net increase (decrease) in net assets resulting from contract transactions	2,765	2,360	1,017	887

Net increase (decrease) in net assets	3,413	2,887	1,625	1,149

Net Assets:
Beginning of period	6,763	3,876	4,264	3,115

End of period	$10,176	$6,763	$5,889	$4,264

Units issued during the period	953	993	230	181
Units redeemed during the period	(802)	(853)	(223)	(176)

Net units issued (redeemed) during period	151	140	7	5

	Asset Allocation Division		Fidelity VIP Mid Cap Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$14	$14	$63	$36
Net realized gains (losses)	31	(4)	753	661
Net change in unrealized appreciation/(depreciation)	48	31	1,583	642

Net increase (decrease) in net assets resulting from operations	93	41	2,399	1,339

Policy Transactions:
Policy owners’ net payments	96	76	1,525	1,567
Policy loans, surrenders and death benefits	(6)	(5)	(356)	(494)
Mortality and other (net)	(27)	(25)	(449)	(462)
Transfers from other divisions or sponsor	1,198	1,764	35,195	28,805
Transfers to other divisions or sponsor	(1,165)	(1,756)	(36,678)	(29,055)

Net increase (decrease) in net assets resulting from contract transactions	96	54	(763)	361

Net increase (decrease) in net assets	189	95	1,636	1,700

Net Assets:
Beginning of period	589	494	12,048	10,348

End of period	$778	$589	$13,684	$12,048

Units issued during the period	57	119	826	724
Units redeemed during the period	(53)	(116)	(841)	(715)

Net units issued (redeemed) during period	4	3	(15)	9

The Accompanying Notes are an Integral Part of the Financial Statements.	19

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Fidelity VIP Contrafund Division		Neuberger Berman AMT Socially Responsive Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$59	$32	$26	$23
Net realized gains (losses)	429	299	255	157
Net change in unrealized appreciation/(depreciation)	802	57	477	139

Net increase (decrease) in net assets resulting from operations	1,290	388	758	319

Policy Transactions:
Policy owners’ net payments	1,764	1,373	1,432	1,008
Policy loans, surrenders and death benefits	(172)	(219)	(127)	(123)
Mortality and other (net)	(413)	(316)	(303)	(231)
Transfers from other divisions or sponsor	14,819	9,791	10,759	6,590
Transfers to other divisions or sponsor	(13,768)	(9,706)	(10,387)	(6,380)

Net increase (decrease) in net assets resulting from contract transactions	2,230	923	1,374	864

Net increase (decrease) in net assets	3,520	1,311	2,132	1,183

Net Assets:
Beginning of period	5,268	3,957	3,559	2,376

End of period	$8,788	$5,268	$5,691	$3,559

Units issued during the period	884	707	674	490
Units redeemed during the period	(776)	(653)	(605)	(436)

Net units issued (redeemed) during period	108	54	69	54

	U.S. Strategic Equity Division		U.S. Small Cap Equity Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$34	$29	$4	$15
Net realized gains (losses)	445	213	256	(21)
Net change in unrealized appreciation/(depreciation)	157	48	56	318

Net increase (decrease) in net assets resulting from operations	636	290	316	312

Policy Transactions:
Policy owners’ net payments	251	261	176	188
Policy loans, surrenders and death benefits	(54)	(143)	(92)	(224)
Mortality and other (net)	(104)	(114)	(78)	(81)
Transfers from other divisions or sponsor	7,613	6,583	6,458	5,498
Transfers to other divisions or sponsor	(7,522)	(6,683)	(6,252)	(5,558)

Net increase (decrease) in net assets resulting from contract transactions	184	(96)	212	(177)

Net increase (decrease) in net assets	820	194	528	135

Net Assets:
Beginning of period	3,056	2,862	1,962	1,827

End of period	$3,876	$3,056	$2,490	$1,962

Units issued during the period	357	378	212	224
Units redeemed during the period	(349)	(383)	(206)	(230)

Net units issued (redeemed) during period	8	(5)	6	(6)

20	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	International Developed Markets Division		Strategic Bond Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$146	$144	$64	$80
Net realized gains (losses)	265	129	(38)	114
Net change in unrealized appreciation/(depreciation)	743	(129)	153	(28)

Net increase (decrease) in net assets resulting from operations	1,154	144	179	166

Policy Transactions:
Policy owners’ net payments	633	585	874	872
Policy loans, surrenders and death benefits	(155)	(193)	(121)	(199)
Mortality and other (net)	(183)	(168)	(236)	(277)
Transfers from other divisions or sponsor	11,082	10,355	12,605	21,411
Transfers to other divisions or sponsor	(11,187)	(9,937)	(12,782)	(21,875)

Net increase (decrease) in net assets resulting from contract transactions	190	642	340	(68)

Net increase (decrease) in net assets	1,344	786	519	98

Net Assets:
Beginning of period	4,892	4,106	4,624	4,526

End of period	$6,236	$4,892	$5,143	$4,624

Units issued during the period	600	685	565	937
Units redeemed during the period	(594)	(648)	(551)	(940)

Net units issued (redeemed) during period	6	37	14	(3)

	Global Real Estate Division		LifePoints Moderate Strategy Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$465	$429	$4	$6
Net realized gains (losses)	265	388	10	3
Net change in unrealized appreciation/(depreciation)	598	(557)	4	3

Net increase (decrease) in net assets resulting from operations	1,328	260	18	12

Policy Transactions:
Policy owners’ net payments	2,210	1,826	36	53
Policy loans, surrenders and death benefits	(316)	(299)	(42)	-
Mortality and other (net)	(541)	(473)	(18)	(17)
Transfers from other divisions or sponsor	25,998	21,073	248	1,262
Transfers to other divisions or sponsor	(24,461)	(20,593)	(269)	(1,270)

Net increase (decrease) in net assets resulting from contract transactions	2,890	1,534	(45)	28

Net increase (decrease) in net assets	4,218	1,794	(27)	40

Net Assets:
Beginning of period	9,821	8,027	184	144

End of period	$14,039	$9,821	$157	$184

Units issued during the period	615	535	18	120
Units redeemed during the period	(556)	(501)	(21)	(118)

Net units issued (redeemed) during period	59	34	(3)	2

The Accompanying Notes are an Integral Part of the Financial Statements.	21

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	LifePoints Balanced Strategy Division		LifePoints Growth Strategy Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$21	$23	$64	$38
Net realized gains (losses)	40	5	52	13
Net change in unrealized appreciation/(depreciation)	36	33	158	60

Net increase (decrease) in net assets resulting from operations	97	61	274	111

Policy Transactions:
Policy owners’ net payments	115	144	730	265
Policy loans, surrenders and death benefits	(7)	(21)	(6)	(4)
Mortality and other (net)	(28)	(33)	(67)	(53)
Transfers from other divisions or sponsor	1,253	1,008	3,197	1,827
Transfers to other divisions or sponsor	(1,191)	(1,062)	(3,360)	(1,381)

Net increase (decrease) in net assets resulting from contract transactions	142	36	494	654

Net increase (decrease) in net assets	239	97	768	765

Net Assets:
Beginning of period	747	650	1,516	751

End of period	$986	$747	$2,284	$1,516

Units issued during the period	87	90	526	177
Units redeemed during the period	(78)	(87)	(493)	(127)

Net units issued (redeemed) during period	9	3	33	50

	LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Operations:
Net investment income (loss)	$17	$11	$517	$-
Net realized gains (losses)	10	3	(188)	(71)
Net change in unrealized appreciation/(depreciation)	50	30	(184)	508

Net increase (decrease) in net assets resulting from operations	77	44	145	437

Policy Transactions:
Policy owners’ net payments	112	104	1,398	1,086
Policy loans, surrenders and death benefits	-	-	(146)	(78)
Mortality and other (net)	(35)	(36)	(293)	(226)
Transfers from other divisions or sponsor	329	351	11,161	7,585
Transfers to other divisions or sponsor	(315)	(350)	(10,270)	(6,549)

Net increase (decrease) in net assets resulting from contract transactions	91	69	1,850	1,818

Net increase (decrease) in net assets	168	113	1,995	2,255

Net Assets:
Beginning of period	403	290	4,997	2,742

End of period	$571	$403	$6,992	$4,997

Units issued during the period	32	54	2,771	1,973
Units redeemed during the period	(25)	(48)	(2,389)	(1,587)

Net units issued (redeemed) during period	7	6	382	386

22	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2017

1.	Organization

Northwestern Mutual Variable Life Account II (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or “sponsor”) used to fund variable life insurance policies (“the Policies”).

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Portfolios should be read in conjunction with the financial statements of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Portfolio in which it invests.

On May 1, 2017, the following Divisions were renamed.

Prior Name	New Name
Russell Multi-Style Equity Division	U.S. Strategic Equity Division
Russell Aggressive Equity Division	U.S. Small Cap Equity Division
Russell Non-U.S. Division	International Developed Markets Division
Russell Core Bond Division	Strategic Bond Division
Russell Global Real Estate Securities Division	Global Real Estate Securities Division
Russell LifePoints Moderate Strategy Division	LifePoints Moderate Strategy Division
Russell LifePoints Balanced Strategy Division	LifePoints Balanced Strategy Division
Russell LifePoints Growth Strategy Division	LifePoints Growth Strategy Division
Russell LifePoints Equity Growth Strategy Division	LifePoints Equity Growth Strategy Division

2.	Significant Accounting Policies

A.

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.

Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2017, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 securities fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives. Level 2 securities fair value is determined by other significant observable inputs (including quoted prices for similar securities). Level 3 fair value is determined by significant unobservable inputs (including the Account’s own assumptions in determining fair value). There were no transfers between levels during the year. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.

Investment Income, Securities Transactions and Policy Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The Policies are eligible to receive policy dividends from Northwestern Mutual. Any dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.

Due to Participants – Upon notification of death of the policyowner, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification.

E.

Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The Policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. Currently, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

23

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2017

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2017 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$2,296	$1,098
Focused Appreciation	3,307	3,228
Large Cap Core Stock	2,499	717
Large Cap Blend	733	467
Index 500 Stock	21,424	8,925
Large Company Value	540	253
Domestic Equity	5,273	1,690
Equity Income	3,338	2,615
Mid Cap Growth Stock	1,133	603
Index 400 Stock	6,240	3,127
Mid Cap Value	3,098	1,493
Small Cap Growth Stock	2,320	926
Index 600 Stock	2,590	1,230
Small Cap Value	2,325	1,538
International Growth	5,290	2,359
Research International Core	4,239	2,433
International Equity	11,834	4,511
Emerging Markets Equity	5,944	1,651
Government Money Market	47,547	48,205
Short-Term Bond	996	384
Select Bond	11,124	6,864
Long-Term U.S. Government Bond	401	396
Inflation Protection Bond	1,571	489
High Yield Bond	3,243	1,490
Multi-Sector Bond	4,187	1,097
Balanced	2,212	880
Asset Allocation	248	108
Fidelity VIP Mid Cap	3,182	3,320
Fidelity VIP Contrafund	3,801	1,174
Neuberger Berman AMT Socially Responsive	2,582	1,002
U.S. Strategic Equity	1,118	556
U.S. Small Cap Equity	891	514
International Developed Markets	1,908	1,376
Strategic Bond	2,025	1,632
Global Real Estate Securities	5,186	1,584
LifePoints Moderate Strategy	182	221
LifePoints Balanced Strategy	310	104
LifePoints Growth Strategy	1,564	966
LifePoints Equity Growth Strategy	167	53
Credit Suisse Trust Commodity Return Strategy	3,330	973

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is paid to Northwestern Mutual. Mortality risk is the risk that insureds may not live as long as estimated. Expense risk is the risk that expenses of issuing and administering the Policies may exceed the estimated costs.

24

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2017

A deduction for the mortality and expense risks for Custom Variable Universal Life policies is determined monthly at an annual rate of 0.22% of the amount invested in the Account for the Policy for the first ten Policy years, 0.07% for the next ten Policy years and 0.00% thereafter. A deduction for the mortality and expense risks for Executive Variable Universal Life policies is determined monthly at an annual rate of 0.10% of the amounts invested in the Account for the Policy for the first ten Policy years, and 0.00% thereafter. For Policies without the Surrender of Policy Endorsement, the current charge is assessed monthly at an annual rate of 0.00% of the amount invested in the Account for the Policy. A deduction for the mortality and expense risks for Survivorship Variable Universal Life Policies is determined monthly at an annual rate of 0.00% of the amount invested in the Account for the Policy.

Additional mortality and expense risks deductions are determined annually and are paid to Northwestern Mutual for the first ten Policy years on all Survivorship Variable Universal Life policies based on the age of the insured individuals at the time the policy was issued.

Additional mortality costs are determined monthly and are paid for Northwestern Mutual to cover the cost of providing insurance protection. This cost reflects expected mortality costs based upon actual experience.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed death benefit among other charges which are detailed in the Prospectus.

The charges noted are reflected as a reduction in units and are included in Mortality and other in the accompanying financial statements.

5.	Subsequent Events

Effective May 1, 2018, the Neuberger Berman AMT Socially Responsive Division will be renamed to AMT Sustainable Equity Division.

25

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2017

6.	Financial Highlights

	As of the respective period end date:			For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio(1)	Total Return(1)

Growth Stock
Year Ended 12/31/17	122	$73.551913	$8,916	0.87%	0.00%	24.27%
Year Ended 12/31/16	110	59.189518	6,498	0.89	0.00	2.47
Year Ended 12/31/15	102	57.763945	5,867	0.74	0.00	6.01
Year Ended 12/31/14	101	54.488126	5,570	0.61	0.00	9.02
Year Ended 12/31/13	84	49.977915	4,259	0.67	0.00	35.86

Focused Appreciation
Year Ended 12/31/17	280	$53.438372	$14,971	0.73%	0.00%	33.62%
Year Ended 12/31/16	288	39.992151	11,512	0.24	0.00	5.87
Year Ended 12/31/15	260	37.773111	9,866	0.00	0.00	13.64
Year Ended 12/31/14	239	33.238141	7,919	0.02	0.00	9.43
Year Ended 12/31/13	195	30.372615	5,911	0.49	0.00	29.01

Large Cap Core Stock
Year Ended 12/31/17	119	$53.073917	$6,274	1.80%	0.00%	24.87%
Year Ended 12/31/16	81	42.503832	3,451	2.16	0.00	7.57
Year Ended 12/31/15	85	39.512372	3,346	2.16	0.00	(3.06)
Year Ended 12/31/14	79	40.759702	3,209	1.50	0.00	8.56
Year Ended 12/31/13	69	37.544148	2,627	1.14	0.00	28.58

Large Cap Blend
Year Ended 12/31/17	125	$17.855817	$2,235	0.91%	0.00%	19.02%
Year Ended 12/31/16	116	15.001832	1,740	1.09	0.00	13.99
Year Ended 12/31/15	104	13.161232	1,369	0.88	0.00	(2.42)
Year Ended 12/31/14	104	13.487127	1,395	0.04	0.00	12.58
Year Ended 12/31/13	88	11.980322	1,058	1.08	0.00	30.86

Index 500 Stock
Year Ended 12/31/17	423	$142.286114	$60,194	1.74%	0.00%	21.52%
Year Ended 12/31/16	337	117.092375	39,430	1.82	0.00	11.73
Year Ended 12/31/15	291	104.794845	30,414	1.71	0.00	1.17
Year Ended 12/31/14	247	103.583087	25,625	1.58	0.00	13.46
Year Ended 12/31/13	199	91.297175	18,236	1.84	0.00	32.05

Large Company Value
Year Ended 12/31/17	64	$17.086312	$1,095	2.09%	0.00%	11.10%
Year Ended 12/31/16	50	15.379433	769	2.06	0.00	15.36
Year Ended 12/31/15	26	13.331635	343	1.71	0.00	(3.85)
Year Ended 12/31/14	21	13.865219	284	0.00	0.00	13.03
Year Ended 12/31/13	16	12.266796	192	2.04	0.00	31.29

Domestic Equity
Year Ended 12/31/17	415	$29.996128	$12,462	1.65%	0.00%	13.78%
Year Ended 12/31/16	301	26.364364	7,934	1.97	0.00	14.98
Year Ended 12/31/15	222	22.929503	5,133	1.85	0.00	(0.09)
Year Ended 12/31/14	201	22.950784	4,623	1.73	0.00	13.87
Year Ended 12/31/13	197	20.154766	3,970	1.65	0.00	34.03

Equity Income
Year Ended 12/31/17	314	$35.257091	$11,036	2.23%	0.00%	16.24%
Year Ended 12/31/16	312	30.330455	9,470	1.97	0.00	19.17
Year Ended 12/31/15	326	25.451821	8,299	1.79	0.00	(6.74)
Year Ended 12/31/14	226	27.291728	6,156	1.26	0.00	7.43
Year Ended 12/31/13	196	25.403806	4,988	1.37	0.00	29.94

(1)

Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

26

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2017

	As of the respective period end date:			For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio(1)	Total Return(1)

Mid Cap Growth Stock
Year Ended 12/31/17	40	$125.441587	$5,158	0.24%	0.00%	20.29%
Year Ended 12/31/16	36	104.283373	3,830	0.26	0.00	0.83
Year Ended 12/31/15	26	103.425002	2,769	0.04	0.00	0.71
Year Ended 12/31/14	25	102.693582	2,546	0.35	0.00	8.49
Year Ended 12/31/13	27	94.654719	2,544	0.32	0.00	25.53

Index 400 Stock
Year Ended 12/31/17	297	$59.411237	$17,695	1.07%	0.00%	15.96%
Year Ended 12/31/16	260	51.235085	13,307	1.14	0.00	20.38
Year Ended 12/31/15	221	42.560713	9,385	1.08	0.00	(2.38)
Year Ended 12/31/14	187	43.598907	8,127	1.05	0.00	9.42
Year Ended 12/31/13	150	39.846886	5,951	1.08	0.00	33.16

Mid Cap Value
Year Ended 12/31/17	193	$43.762109	$8,429	1.46%	0.00%	11.81%
Year Ended 12/31/16	162	39.139970	6,340	1.91	0.00	23.23
Year Ended 12/31/15	143	31.761925	4,534	1.58	0.00	(1.33)
Year Ended 12/31/14	144	32.189353	4,616	1.01	0.00	16.69
Year Ended 12/31/13	113	27.585004	3,117	0.97	0.00	30.24

Small Cap Growth Stock
Year Ended 12/31/17	124	$65.129570	$8,046	0.11%	0.00%	21.61%
Year Ended 12/31/16	101	53.557262	5,420	0.24	0.00	12.25
Year Ended 12/31/15	85	47.712811	4,071	0.11	0.00	0.32
Year Ended 12/31/14	81	47.561777	3,833	0.00	0.00	8.66
Year Ended 12/31/13	72	43.773190	3,151	0.49	0.00	38.60

Index 600 Stock
Year Ended 12/31/17	327	$24.532713	$8,012	1.89%	0.00%	12.93%
Year Ended 12/31/16	281	21.724279	6,130	0.63	0.00	26.12
Year Ended 12/31/15	164	17.224563	2,807	0.00	0.00	(2.35)
Year Ended 12/31/14	118	17.638780	2,081	1.71	0.00	5.34
Year Ended 12/31/13	82	16.744685	1,381	4.36	0.00	40.67

Small Cap Value
Year Ended 12/31/17	165	$47.690780	$7,878	0.78%	0.00%	11.65%
Year Ended 12/31/16	157	42.713658	6,684	0.84	0.00	32.39
Year Ended 12/31/15	202	32.262868	6,547	0.69	0.00	(5.45)
Year Ended 12/31/14	188	34.121874	6,405	0.37	0.00	0.22
Year Ended 12/31/13	152	34.046809	5,170	1.14	0.00	31.76

International Growth
Year Ended 12/31/17	603	$24.188049	$14,608	1.30%	0.00%	30.03%
Year Ended 12/31/16	479	18.601991	8,910	1.19	0.00	(3.41)
Year Ended 12/31/15	353	19.257803	6,807	1.70	0.00	(1.73)
Year Ended 12/31/14	262	19.596007	5,142	1.30	0.00	(4.52)
Year Ended 12/31/13	201	20.524033	4,123	1.41	0.00	19.81

Research International Core
Year Ended 12/31/17	799	$12.802534	$10,233	1.67%	0.00%	28.21%
Year Ended 12/31/16	656	9.985604	6,548	1.92	0.00	(1.12)
Year Ended 12/31/15	422	10.098885	4,259	2.15	0.00	(1.11)
Year Ended 12/31/14	280	10.212438	2,856	1.52	0.00	(6.71)
Year Ended 12/31/13	154	10.947312	1,694	0.14	0.00	18.92

(1)

Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

27

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2017

	As of the respective period end date:			For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio(1)	Total Return(1)

International Equity
Year Ended 12/31/17	5,092	$6.094491	$31,035	2.43%	0.00%	22.30%
Year Ended 12/31/16	3,917	4.983406	19,520	1.19	0.00	(3.41)
Year Ended 12/31/15	3,497	4.843231	16,935	2.98	0.00	(2.21)
Year Ended 12/31/14	2,845	4.952849	14,084	1.94	0.00	(8.80)
Year Ended 12/31/13	2,430	5.431053	13,202	2.15	0.00	21.38

Emerging Markets Equity
Year Ended 12/31/17	1,285	$12.370178	$15,898	0.92%	0.00%	27.84%
Year Ended 12/31/16	919	9.676365	8,873	0.72	0.00	9.06
Year Ended 12/31/15	717	8.872116	6,344	0.90	0.00	(12.24)
Year Ended 12/31/14	456	10.109813	4,611	0.66	0.00	(6.25)
Year Ended 12/31/13	251	10.783888	2,699	0.75	0.00	(5.15)

Government Money Market
Year Ended 12/31/17	314	$41.875417	$13,129	0.59%	0.00%	0.60%
Year Ended 12/31/16	333	41.625993	13,827	0.12	0.00	0.13
Year Ended 12/31/15	201	41.572750	8,216	0.01	0.00	0.01
Year Ended 12/31/14	142	41.568533	5,866	0.07	0.00	0.07
Year Ended 12/31/13	161	41.539003	6,690	0.09	0.00	0.10

Short-Term Bond
Year Ended 12/31/17	112	$12.646732	$1,419	1.33%	0.00%	1.33%
Year Ended 12/31/16	66	12.481062	812	1.18	0.00	1.67
Year Ended 12/31/15	57	12.275717	703	0.79	0.00	0.72
Year Ended 12/31/14	21	12.188479	256	0.77	0.00	0.38
Year Ended 12/31/13	13	12.142453	158	0.05	0.00	0.55

Select Bond
Year Ended 12/31/17	93	$226.897252	$21,292	2.11%	0.00%	3.58%
Year Ended 12/31/16	78	219.047810	17,054	2.05	0.00	3.06
Year Ended 12/31/15	56	212.549665	11,845	1.54	0.00	0.53
Year Ended 12/31/14	51	211.428447	10,700	2.08	0.00	5.56
Year Ended 12/31/13	41	200.286369	8,297	2.40	0.00	(2.16)

Long-Term U.S Government Bond
Year Ended 12/31/17	13	$20.685508	$266	1.72%	0.00%	8.28%
Year Ended 12/31/16	12	19.104481	253	1.95	0.00	1.09
Year Ended 12/31/15	10	18.898765	202	2.38	0.00	(1.47)
Year Ended 12/31/14	9	19.181310	174	1.75	0.00	23.73
Year Ended 12/31/13	9	15.502339	139	0.03	0.00	(13.27)

Inflation Protection
Year Ended 12/31/17	199	$14.738894	$2,931	0.72%	0.00%	3.58%
Year Ended 12/31/16	125	14.229840	1,787	1.15	0.00	4.68
Year Ended 12/31/15	96	13.593038	1,316	2.32	0.00	(2.20)
Year Ended 12/31/14	87	13.899486	1,226	0.56	0.00	3.14
Year Ended 12/31/13	47	13.476716	628	0.97	0.00	(8.33)

High Yield Bond
Year Ended 12/31/17	211	$53.128855	$11,192	5.51%	0.00%	6.88%
Year Ended 12/31/16	187	49.707921	9,331	5.50	0.00	14.60
Year Ended 12/31/15	170	43.377037	7,376	4.80	0.00	(1.36)
Year Ended 12/31/14	134	43.976216	5,885	4.74	0.00	1.18
Year Ended 12/31/13	120	43.465300	5,206	5.72	0.00	5.84

(1)

Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

28

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2017

	As of the respective period end date:			For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio(1)	Total Return(1)

Multi-Sector Bond
Year Ended 12/31/17	541	$18.780164	$10,176	3.98%	0.00%	8.38%
Year Ended 12/31/16	392	17.327635	6,763	4.89	0.00	11.09
Year Ended 12/31/15	250	15.597729	3,876	5.61	0.00	(2.22)
Year Ended 12/31/14	187	15.951947	3,000	2.74	0.00	3.25
Year Ended 12/31/13	134	15.449941	2,079	3.35	0.00	(1.58)

Balanced
Year Ended 12/31/17	28	$216.761163	$5,889	2.16%	0.00%	11.98%
Year Ended 12/31/16	20	193.563662	4,264	2.25	0.00	6.58
Year Ended 12/31/15	16	181.609174	3,115	2.00	0.00	(0.12)
Year Ended 12/31/14	15	181.830315	2,819	2.30	0.00	5.56
Year Ended 12/31/13	15	172.248875	2,744	3.49	0.00	12.08

Asset Allocation
Year Ended 12/31/17	31	$25.259678	$778	2.08%	0.00%	14.87%
Year Ended 12/31/16	27	21.988973	589	2.50	0.00	7.79
Year Ended 12/31/15	24	20.400265	494	1.72	0.00	(0.43)
Year Ended 12/31/14	22	20.487411	470	2.40	0.00	5.15
Year Ended 12/31/13	20	19.484028	377	3.17	0.00	16.67

Fidelity VIP Mid Cap
Year Ended 12/31/17	240	$56.847028	$13,684	0.50%	0.00%	20.54%
Year Ended 12/31/16	256	47.161926	12,048	0.32	0.00	11.92
Year Ended 12/31/15	246	42.137819	10,348	0.27	0.00	(1.63)
Year Ended 12/31/14	225	42.835362	9,641	0.02	0.00	6.03
Year Ended 12/31/13	187	40.398542	7,532	0.28	0.00	35.87

Fidelity VIP Contrafund
Year Ended 12/31/17	398	$22.036922	$8,788	0.84%	0.00%	21.59%
Year Ended 12/31/16	291	18.124509	5,268	0.68	0.00	7.73
Year Ended 12/31/15	236	16.824006	3,957	0.97	0.00	0.42
Year Ended 12/31/14	145	16.754369	2,432	0.90	0.00	11.65
Year Ended 12/31/13	93	15.005573	1,396	1.00	0.00	30.95

Neuberger Berman AMT Socially Responsive
Year Ended 12/31/17	269	$21.076980	$5,691	0.57%	0.00%	18.43%
Year Ended 12/31/16	199	17.797220	3,559	0.76	0.00	9.86
Year Ended 12/31/15	146	16.199640	2,376	0.64	0.00	(0.46)
Year Ended 12/31/14	97	16.275087	1,573	0.43	0.00	10.38
Year Ended 12/31/13	58	14.744385	857	0.98	0.00	37.60

U.S. Strategic Equity
Year Ended 12/31/17	159	$24.418364	$3,876	1.01%	0.00%	20.80%
Year Ended 12/31/16	151	20.214494	3,056	1.03	0.00	10.64
Year Ended 12/31/15	156	18.271298	2,862	0.81	0.00	1.11
Year Ended 12/31/14	165	18.071559	2,989	1.14	0.00	11.70
Year Ended 12/31/13	157	16.178812	2,546	1.19	0.00	32.92

U.S. Small Cap Equity
Year Ended 12/31/17	72	$34.518205	$2,490	0.17%	0.00%	15.48%
Year Ended 12/31/16	65	29.891437	1,962	0.83	0.00	18.66
Year Ended 12/31/15	72	25.191084	1,827	0.67	0.00	(7.19)
Year Ended 12/31/14	70	27.141282	1,902	0.25	0.00	1.56
Year Ended 12/31/13	69	26.724835	1,850	0.43	0.00	40.00

(1)

Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

29

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2017

	As of the respective period end date:			For the respective period ended:

Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio(1)	Total Return(1)

International Developed Markets
Year Ended 12/31/17	277	$22.466466	$6,236	2.75%	0.00%	24.98%
Year Ended 12/31/16	272	17.976751	4,892	3.17	0.00	2.36
Year Ended 12/31/15	234	17.562157	4,106	1.06	0.00	(1.31)
Year Ended 12/31/14	196	17.795979	3,482	1.91	0.00	(4.45)
Year Ended 12/31/13	169	18.624500	3,136	1.95	0.00	21.91

Strategic Bond
Year Ended 12/31/17	206	$24.895915	$5,143	1.34%	0.00%	3.86%
Year Ended 12/31/16	193	23.970161	4,624	1.60	0.00	3.10
Year Ended 12/31/15	195	23.248775	4,526	2.44	0.00	(0.14)
Year Ended 12/31/14	166	23.281628	3,851	1.47	0.00	5.45
Year Ended 12/31/13	113	22.077570	2,477	1.40	0.00	(1.45)

Global Real Estate Securities
Year Ended 12/31/17	272	$51.568102	$14,039	3.91%	0.00%	11.80%
Year Ended 12/31/16	213	46.124107	9,821	4.73	0.00	3.02
Year Ended 12/31/15	179	44.771967	8,027	1.65	0.00	0.25
Year Ended 12/31/14	149	44.660949	6,654	3.39	0.00	14.75
Year Ended 12/31/13	123	38.920595	4,775	3.98	0.00	3.65

LifePoints Moderate Strategy
Year Ended 12/31/17	9	$16.557145	$157	2.12%	0.00%	9.88%
Year Ended 12/31/16	12	15.067752	184	3.95	0.00	7.75
Year Ended 12/31/15	10	13.984420	144	3.14	0.00	(1.71)
Year Ended 12/31/14	7	14.227181	103	2.98	0.00	4.85
Year Ended 12/31/13	8	13.568584	109	2.31	0.00	6.79

LifePoints Balanced Strategy
Year Ended 12/31/17	60	$16.545882	$986	2.46%	0.00%	12.00%
Year Ended 12/31/16	50	14.773443	747	3.41	0.00	9.05
Year Ended 12/31/15	48	13.546956	650	2.32	0.00	(2.30)
Year Ended 12/31/14	30	13.866173	420	2.93	0.00	4.61
Year Ended 12/31/13	32	13.255096	431	2.31	0.00	12.43

LifePoints Growth Strategy
Year Ended 12/31/17	143	$16.029490	$2,284	3.26%	0.00%	15.65%
Year Ended 12/31/16	110	13.860030	1,516	3.41	0.00	9.73
Year Ended 12/31/15	60	12.631574	751	1.94	0.00	(3.31)
Year Ended 12/31/14	48	13.064429	617	3.44	0.00	3.76
Year Ended 12/31/13	25	12.591524	310	2.56	0.00	16.56

LifePoints Equity Growth Strategy
Year Ended 12/31/17	38	$15.218716	$571	3.51%	0.00%	17.55%
Year Ended 12/31/16	31	12.946453	403	3.01	0.00	10.85
Year Ended 12/31/15	25	11.679451	290	1.57	0.00	(3.87)
Year Ended 12/31/14	17	12.149681	214	3.73	0.00	3.48
Year Ended 12/31/13	10	11.740704	115	2.12	0.00	19.81

Credit Suisse Trust Commodity Return Strategy
Year Ended 12/31/17	1,392	$5.017461	$6,992	8.90%	0.00%	1.52%
Year Ended 12/31/16	1,013	4.942479	4,997	0.00	0.00	12.02
Year Ended 12/31/15	624	4.412123	2,742	0.00	0.00	(25.03)
Year Ended 12/31/14	346	5.885213	2,040	0.00	0.00	(16.94)
Period Ended 12/31/13 (2)	187	7.085099	1,315	0.00	0.00	1.79

(1)

Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

(2)	Division commenced operations on November 15, 2013.

30

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and

Contract Owners of Northwestern Mutual Variable Life Account II

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Government Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, U.S. Strategic Equity Division, U.S. Small Cap Equity Division, International Developed Markets Division, Strategic Bond Division, Global Real Estate Securities Division, LifePoints Moderate Strategy Division, LifePoints Balanced Strategy Division, LifePoints Growth Strategy Division, LifePoints Equity Growth Strategy Division and Credit Suisse Trust Commodity Return Strategy Division (constituting the Northwestern Mutual Variable Life Account II, hereafter collectively referred to as the “Divisions”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, and the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Divisions in the Northwestern Mutual Variable Life Account II as of December 31, 2017, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the Divisions in the Northwestern Mutual Variable Life Account II based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the Divisions in the Northwestern Mutual Variable Life Account II in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant

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estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the underlying registered investment companies. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
April 26, 2018

We have served as the auditor of one or more of the Divisions in Northwestern Mutual Variable Life Account II since 2007.

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PRSRT BPM US POSTAGE PAID NORTHWESTERN MUTUAL

PO BOX 3095 MILWAUKEE WI 53201-3095

This booklet contains information about the Northwestern Mutual variable insurance products and the variable investment options identified on the front cover. The variable investment options correspond with the investment divisions available under the variable insurance product (“Product”). The information is prepared for Product owners and does not represent an offer of the Product, nor should it be used in connection with any offer, except when accompanied or preceded by the current Product prospectus and the variable investment option prospectuses, which contain detailed information about variable investment option investment objectives and operations, applicable fees, expenses and sales charges. Prospectuses may be obtained by calling the telephone number or visiting the website address listed on the inside of the front cover. You should read and carefully consider this information before you invest or send money. The variable investment option reports are prepared from the books and records of the options. Discussions of investment performance in the reports represent the views of the options’ portfolio managers as of the dates of the reports. They are not guarantees of investment results, nor should they be relied upon as investment advice or indications of current or future trading strategies of the portfolio managers. Portfolio manager views and security holdings are subject to change at any time.

NMIS is a member of Financial Industry Regulatory Authority (FINRA) and in accordance with the Investor Education and Protection Rule, we are providing our clients information regarding FINRA BrokerCheck, a free resource available to investors. An investor brochure describing FINRA BrokerCheck may be obtained online from FINRA’s website at www.finra.org or by contacting the FINRA BrokerCheck Help Line at 800-289-9999.

Northwestern Mutual is the marketing name for The Northwestern Mutual Life Insurance Company (NM), Milwaukee, WI (life and disability insurance, annuities, and life insurance with long-term care benefits) and its subsidiaries. Northwestern Long Term Care Insurance Company, Milwaukee, WI (long-term care insurance) is a subsidiary of NM.

Product Distributor: Northwestern Mutual Investment Services, LLC (NMIS), 720 East Wisconsin Avenue, Milwaukee, WI 53202-4797, 1-866-664-7737, member FINRA and SIPC

www.northwesternmutual.com

90-1899 (0786) (REV 0818)